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CVUL

CIGNA
CORPORATE VARIABLE
UNIVERSAL LIFE
& UNIVERSAL LIFE II

ANNUAL REPORT



                                  [PHOTO]

                                December 31, 2003
                                Corporate Insurance



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TABLE OF CONTENTS

PRESIDENT'S LETTER
ECONOMIC REVIEW AND OUTLOOK
REPORT OF INDEPENDENT ACCOUNTANTS
CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
     FINANCIAL STATEMENTS

FUND REPORTS

   THE ALGER AMERICAN FUND ANNUAL REPORT
   Alger American Growth Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Cap Portfolio

   CIGNA VARIABLE PRODUCTS GROUP ANNUAL REPORT
   TimesSquare VP Core Plus Bond Fund
   TimesSquare VP Money Market Fund
   TimesSquare VP S&P 500 Index Fund

   FRANKLIN TEMPLETON VARIABLE PRODUCTS SERIES FUND ANNUAL REPORT
   Templeton Foreign Securities Fund - Class 1

   GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs MidCap Value Fund

   JANUS ASPEN SERIES TRUST ANNUAL REPORT
   Janus Aspen Series Balanced Portfolio
   Janus Aspen Series Worldwide Growth Portfolio

   SCUDDER INVESTMENTS VIT FUNDS TRUST
   Scudder VIT EAFE (R) Equity Index Fund
   Scudder VIT Small Cap Index Fund

   VANGUARD (R) VARIABLE INSURANCE FUND
   Vanguard Small Company Growth Portfolio

   FIDELITY VARIABLE INSURANCE PRODUCTS FUND ANNUAL REPORT
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP II Investment Grade Bond Portfolio

   MFS(R) VARIABLE INSURANCE TRUST ANNUAL REPORT
   MFS Emerging Growth Series
   MFS Total Return Series

   PIMCO ADVISORS VIT
   OpCap Equity Portfolio
   OpCap Small Cap Portfolio
   OpCap Managed Portfolio

   PIMCO VARIABLE INSURANCE TRUST
   PIMCO High Yield Portfolio



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                                                        [Logo]
                                                        CIGNA Retirement &
                                                        Investment Services



Dear CIGNA Client:

It is a pleasure to provide you with this Annual report on the performance of your Corporate Variable Life Insurance product for the period ending December 31, 2003.

The report includes financial data for each of the portfolio options available under your product. In addition, we have included a review of the Economy and Financial markets for the Fourth Quarter 2003 by Robert DeLucia, CIGNA's Chief Economist. This overview deals with significant national and international trends affecting key markets. I hope you will take a few minutes to read it carefully.

Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The CIGNA Corporate Insurance Team is dedicated to meeting your executive benefit funding needs with the sophisticated financial solutions that are essential to attracting and retaining executive talent...the talent needed to grow a business in this increasingly competitive market.

We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

If you have any questions or comments about this report, please feel free to call Jacob Galloza, Assistant Vice President for CIGNA's Corporate Insurance Department at 860.534.4100. Jacob is available Monday through Friday, 8 am to 5 pm.

Sincerely,

/s/ John Y. Kim

John Y. Kim
President


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                                                         Fourth Quarter 2003
                                                         Performance Update


[PHOTO] CIGNA ECONOMIC/MARKET
        REVIEW AND OUTLOOK


SUMMARY AND MAJOR CONCLUSIONS
| | Fundamental business conditions continue to improve, and should support real GDP (Gross Domestic Product) growth in the 4% to 5% range during 2004, accompanied by a 15% rise in corporate profits. World GDP should also register economic growth in excess of 4%, led by China and emerging Asia.
| |  Monetary policy should remain accommodative until the Federal Reserve
     (Fed) is convinced that employment is on a solid growth path. While the pace of Fed tightening will depend primarily on the trend of inflation, we expect a gradual tightening in monetary conditions beginning around mid-year.
| | Economic conditions remain favorable for equity markets. We expect stock prices to rise approximately in line with the growth in corporate earnings and dividends. The primary economic risk for equities is a monetary squeeze induced by an unanticipated emergence of inflationary pressures.
| | The bear market in bonds that began in mid-2003 should intensify during 2004, triggered by a shift in Fed policy from monetary ease to restraint. Government bonds should be the worst-performing major asset class again in 2004.
| | The principal risks to the forecast are geopolitical, with the most serious involving the ongoing threat of terrorist attacks. The global economy is also at risk to a disruption of crude oil supplies resulting from political instability in the Middle East.

ECONOMIC REVIEW
Business conditions improved significantly as 2003 unfolded, with the rate of economic growth accelerating during the second half of the year. The economic recovery, which began in late 2001, has steadily evolved into a broadly based and sustainable economic expansion, with the full participation of virtually all sectors of our economy. In addition to the increased breadth and faster rate of economic growth, the economic leadership has begun to rotate from a consumer-led recovery to a business-led expansion. The most significant economic development of 2003 was the shift from retrenchment to expansion within the business sector, the result of a sharp rise in business confidence and business revenues and profits.

STRONG ECONOMIC GROWTH, RECORD PROFITS, AND LOW INFLATION
     Overall, 2003 was a year of solid economic performance. The growth in real GDP exceeded 4% measured over the four quarters of the year, compared with slightly less than 3% growth in 2002. Corporate profits increased by an estimated 20%, easily exceeding Wall Street estimates and rising to an all-time peak, fueled by an unprecedented surge in productivity. Corporate cash dividend payouts increased at the fastest pace in more than a decade, also rising to an all-time peak.
     Consumer spending, housing, and business capital investment were the primary drivers of economic growth during the year. Adding to the excellent economic performance was the stability of inflation. Headline inflation increased by only 1.8% during the year; excluding the volatile energy and food components, the increase in core inflation was only 1.1%.


[CIGNA Logo]
CIGNA Retirement &
Investment Services


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Fourth Quarter 2003 Performance Update   CIGNA Economic/Market Review & Outlook
-------------------------------------------------------------------------------

FINANCIAL MARKET REVIEW
Financial markets performed well in 2003, as risky assets outperformed "safe haven" defensive asset classes for the first year since 1999. Asset classes that were leveraged to economic growth registered the highest rates of return. Equity markets significantly outperformed fixed income markets, and lower quality and economically sensitive stocks outperformed higher quality and more defensive stock groups. The broad market significantly outperformed the large capitalization indexes, with more than 90% of the individual stocks within the S&P 500 Index rising during the year - an all-time record. Similarly, within the domestic bond market, high yield
(junk) bonds performed best, and high-grade corporate bonds significantly outperformed Government bonds. High-risk emerging market equities and debt also performed extremely well, and industrial commodities and gold-related investments enjoyed above-average gains.

ASSETS LEVERAGED TO ECONOMIC GROWTH PERFORM BEST
     Large capitalization domestic equities registered a total return of 28.7%, as measured by the S&P 500 Index, while the technology-dominated NASDAQ gained 50%, its third-best year ever. Small- and mid-capitalization stocks outperformed large cap stocks for the fourth consecutive year, as measured by the S&P 600 Small-Cap Index (+38%) and the S&P 400 Mid-Cap Index (+35%). Within the fixed income markets, the Lehman Brothers U.S. Aggregate Bond Index registered a total return of only 4.10%, significantly less than the 8.24% total return on investment-grade corporate bonds. Among the very best performing asset classes in 2003 were domestic high yield (speculative-grade) bonds (+28%), emerging Asian equities (+49%), emerging market debt (+29%), and European stocks (+37%).
     The excellent performance of the financial markets can be attributed to surprisingly strong acceleration in the rate of economic growth during 2003, accompanied by a surge in corporate earnings and a significant improvement in credit conditions. The combination of improving business conditions, hyper-stimulative monetary policies of most world central banks, and a swift military victory in Iraq resulted in considerable improvement in business and investor confidence in the spring months.

ECONOMIC OUTLOOK
The outlook for both the U.S. and global economies appears favorable for 2004. With the U.S. and China as the two major engines of world economic growth, all regions of the world should participate in what could be a synchronized global economic boom in both 2004 and 2005. Asia appears likely to register the fastest economic growth during the year, with GDP growth in excess of 6%, fueled by 7% to 8% growth in China. The North American economy should expand at a 4% to 5% rate, while the Latin America expansion rate is expected at 3% to 4%. Europe and Japan will likely be laggards, with GDP growth in a range of 2% to 3%.

CORPORATE EARNINGS THE KEY DRIVER OF GROWTH IN 2004
     The single most important factor supporting the current economic boom is the surge in corporate earnings and cash flow. Economic profits, as measured by the Government in the GDP accounts, reached an all-time high of $1.1 trillion in the third quarter, an increase of 25% over the past year and 55% above its recession low of 2001. Economic profits are currently 10% of GDP, just below the 1997 peak of 10.7%. We expect corporate profits to rise to a four-decade high of 11% of GDP during the current year.
     The dramatic rebound in corporate profitability holds the key to economic growth in 2004 and 2005. As the Fed gradually shifts monetary policy from stimulus to restraint, rising interest rates will eventually have a detrimental effect on housing and consumer purchases of durable goods. The implication is that continued strong economic growth will become increasingly dependent upon the business sector. With corporate earnings in a strong uptrend, and corporate balance sheets much improved, prospects are encouraging for strong growth in capital expenditures, inventory investment, and business spending on advertising, marketing, travel, and research and development. U.S. exports will also benefit from the weak dollar and global economic recovery.


======================================
CORPORATE OPERATING PROFITS
NATIONAL INCOME AND PRODUCT ACCOUNTS
($ Billions)

[graph]

--------------------------------------
CORE CONSUMER INFLATION
(EX-VOLATILE FOOD AND ENERGY)
12-Month Annual Change (%)

[graph]

======================================

2

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CIGNA Economic/Market Review & Outlook   Fourth Quarter 2003 Performance Update
-------------------------------------------------------------------------------


======================================
INDEX OF NEW FACTORY ORDERS
MONTHLY MANUFACTURING SURVEY

[graph]

--------------------------------------

10-YEAR U.S. TREASURY NOTE
MARKET YIELD (%)

[graph]

======================================

FINANCIAL MARKET OUTLOOK
While the outlook for the global economy is extremely encouraging, the outlook for financial markets is somewhat less clear. Financial markets by definition are forward-looking and will begin to anticipate economic trends beyond the excellent economic fundamentals that currently appear to be in place. The principal risk to both the fixed income and equity markets is the inevitable shift in policy by the Fed from monetary accommodation to monetary restraint, which should result in steadily deteriorating liquidity conditions and rising long-term interest rates. We expect the Fed to begin to raise short-term interest rates prior to mid-year, and gradually restore official interest rates to normal levels beginning in the second half of 2004 and during all of 2005.

INFLATION AND THE FEDERAL RESERVE ARE CRITICAL FOR EQUITY MARKETS
     The key to the behavior of the financial markets during 2004 is the timing and pace of Fed monetary tightening which, in turn, is heavily dependent upon inflation. Assuming a moderate rise in inflationary pressures later this year and during 2005, the Fed will have the luxury of implementing a slow and gradual monetary tightening policy. Conversely, a sooner-than-expected rise in inflationary pressures would force the Fed to tighten monetary conditions more abruptly, with negative implications for equity markets. The most likely scenario for monetary policy is a gradual rise in official rates beginning around mid-year, and continuing throughout most of 2005. If so, equity markets should perform well during the next six to nine months, in response to continued strong gains in corporate earnings and dividends. Only when the Fed is forced to implement a monetary squeeze in response to a more serious rise in inflationary pressures will the equity markets be at risk for a major setback.

CONTINUED NEGATIVE OUTLOOK FOR BONDS
     The outlook for the bond markets is unfavorable under virtually all monetary policy scenarios. Interest rates are clearly heading higher; the only question is the timing and magnitude of the rise in rates. As a result, bond market total returns will likely be negative during the upcoming year - the first time since 1994. Corporate and mortgage-backed bonds should outperform Government bonds, but total returns in all sectors should be negative. High yield corporate bonds should register the best relative bond returns, but be unattractive on an absolute return basis.
     Equity markets outside the U.S. will likely perform best in 2004, assisted again by further weakness in the U.S. dollar, particularly against the Asian currencies. Despite strong gains in 2003, emerging markets are still historically inexpensive and are highly leveraged to a global rebound in manufacturing and world trade. Japan and emerging Asia appear to be the most attractive foreign equity markets.
     Following nearly four years of underperformance, large capitalization equities should begin a multi-year period of superior performance relative to small- and mid cap stocks during 2004. The catalyst will be a shift in Fed policy toward monetary restraint. In general, the stocks of higher quality, dividend-paying companies with solid long-term growth prospects and strong balance sheets will likely perform best, in sharp contrast to 2003. The Dow Jones Industrials should be the best-performing domestic stock index in 2004, led by high-quality multinational firms.

EQUITY MARKET GAINS UNLIKELY TO DUPLICATE 2003
     While equity markets are likely to produce another year of positive returns, a number of important factors strongly suggest that equity market gains in 2004 will fall short of those in 2003. The most important of these factors relates to monetary conditions and interest rates, which under all scenarios will be less supportive than during 2003. Second, despite a favorable outlook for further growth in corporate earnings, the projected rate of growth during 2004 (+15%) would trail the 20% growth in 2003.
In addition, massive short-covering by hedge funds during 2003 boosted stock prices; with hedge funds generally in a net long position today, that phenomenon should not repeat itself during 2004. Also, the third year of a presidential cycle has historically been the most favorable for equity markets by a wide margin, based on historical


                                                                           3

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Fourth Quarter 2003 Performance Update   CIGNA Economic/Market Review & Outlook
-------------------------------------------------------------------------------

FINANCIAL MARKET OUTLOOK (CONTINUED)
returns dating back to 1928. Finally, compared with the extremely depressed levels of a year ago, investor sentiment is currently much more optimistic, which is a negative factor from a contrarian viewpoint.

RISKS TO THE FORECAST
     As always, there are a number of important risks to our outlook. Geopolitical risks remain the most worrisome; in particular, the ongoing risk of terrorist attacks. A related risk is the heightened political instability in the Middle East and its potentially negative implications for crude oil prices. A disruption in energy supplies and the rising cost of energy is a major risk to sustained economic growth in the 2004-2005 period. Another concern is a concerted move among nations toward trade protectionism. Globalization and increasingly free world trade have been important drivers of economic growth and low inflation over the past two decades, and remain critical factors for continued long-term economic progress. Still another risk is the acceleration of the orderly decline in the U.S. dollar over the past two years, which could result in a foreign currency crisis with a destabilizing effect on financial markets, as occurred in the fall of 1987. This risk is compounded by our country's increasing dependence on foreign savings and capital inflows.
     There is also a risk that the extremely strong economic growth in China will lead to an overheating economy, accompanied by a surge in inflation and culminating in a boom-bust scenario, which would have negative spillover economic effects not only in Asia but globally. Finally, as discussed earlier, the most important economic risk to the U.S. economy is that the Fed might be forced to tighten monetary conditions more rapidly than desired because of an unanticipated rise in domestic inflation. Under this scenario, the bond market would be immediately and most severely impacted, while the equity market would also suffer a setback, as investors would begin to discount a future slowdown in economic activity and a pause in the rising trend of corporate earnings and dividends.

                                                             January 5, 2004



The information provided is not intended to provide investment advice and should not be construed as an investment recommendation by CIGNA Corporation or any of its subsidiaries. (C)Copyright 2004 CIGNA Investments, Inc. All rights reserved. These materials may not be reproduced in whole or in part without permission.



ROBERT F. DELUCIA, CFA, is a managing director and portfolio manager at TimesSquare Capital Management, Inc. He joined CIGNA in 1979 as a research analyst in the common stock area and was appointed a sector manager in 1981. From 1982 to 1984, he served as senior economist on the company's economics staff. Currently, he manages several stable value fixed income employee benefit portfolios for both the defined benefit and defined contribution markets. Mr. DeLucia received his bachelor's degree from Yale University and his M.B.A. from the University of Chicago. He is a member of the Association for Investment Management and Research and the Hartford Society of Financial Analysts.


(C) 2004 CIGNA Retirement & Investment Services. All rights reserved. These materials may not be reproduced in whole or in part, without its express written permission. CIGNA Retirement & Investment Services products and services are provided by various operating subsidiaries of CIGNA Corporation, including Connecticut General Life Insurance Company, Bloomfield CT 06002. "CIGNA" is a registered service mark and is used to refer to these subsidiaries.


[Logo]
CIGNA Retirement &
Investment Services                                 Please Recycle This Paper



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[PricewaterhouseCoopers letterhead]

                     REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the CG Corporate Insurance Variable Life Separate Account 02, (hereafter referred to as the "Account") at December 31, 2003, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 18, 2004


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
CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                                       CIGNA Variable
                                                                                                       Products Group
                                              Alger American Portfolio Sub-Accounts                     Sub-Accounts
                                           ---------------------------------------------  -----------------------------------------
                                                                                          TimesSquare
                                                               MidCap          Small       Core Plus     TimesSquare    TimesSquare
                                             Growth            Growth      Capitalization     Bond       Money Market     S&P 500
                                           -----------       ----------    -------------- ------------    -----------  ------------
ASSETS:
Investment in variable insurance
 funds at fair value                       $ 7,071,404       $  542,916      $  375,732   $ 12,701,515    $ 7,341,589  $ 38,119,545
Receivable from Connecticut
 General Life Insurance Company                      -                -               -              -              -           -
                                           -----------       ----------      ----------   ------------    -----------  ------------
     Total net assets                      $ 7,071,404       $  542,916      $  375,732   $ 12,701,515    $ 7,341,589  $ 38,119,545
                                           -----------       ----------      ----------   ------------    -----------  ------------

Accumulation units outstanding -
 Contracts sold before May 1, 1998
 (RVUL 01)                                      16,999           20,131          34,393        329,137        340,195     1,901,737
Net asset value per accumulation unit      $  14.91239       $ 19.42323      $ 10.58441   $   13.14782    $  12.20592  $   14.00008

Accumulation units outstanding -
 Contracts sold after April 30, 1998
 (RVUL 02)                                     775,754           11,001           1,476        620,539        273,997     1,115,535
Net asset value per accumulation unit      $   8.78875       $ 13.80848      $  7.92811   $   13.49485    $  11.63953  $   10.30454
                                           -----------       ----------      ----------   ------------    -----------  ------------
Accumulation net assets                    $ 7,071,404       $  542,916      $  375,732   $ 12,701,515    $ 7,341,589  $ 38,119,545
                                           ===========       ==========      ==========   ============    ===========  ============



                                           Fidelity Variable Insurance
                                                   Products Fund
                                                   Sub-Accounts
                                           ---------------------------
                                              Equity-           High
                                              Income           Income
                                           -----------      ----------
ASSETS:
Investment in variable insurance
 funds at fair value                       $ 8,495,962      $  123,856
Receivable from Connecticut
 General Life Insurance Company                      -             -
                                           -----------      ----------
     Total net assets                      $ 8,495,962      $  123,856
                                           -----------      ----------

Accumulation units outstanding -
 Contracts sold before May 1, 1998
 (RVUL 01)                                      65,869           6,830
Net asset value per accumulation unit      $  14.86174      $ 10.15828

Accumulation units outstanding -
 Contracts sold after April 30, 1998
 (RVUL 02)                                     642,492           5,894
Net asset value per accumulation unit      $  11.69981      $  9.24248
                                           -----------      ----------
Accumulation net assets                    $ 8,495,962      $  123,856
                                           ===========      ==========



The Notes to the Financial Statements are an integral part of these statements.

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CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                        Fidelity Variable
                                           Insurance
                                        Products Fund ll                      Janus Aspen Series
                                           Sub-Account     Goldman Sachs          Sub-Accounts
                                        -----------------  -------------     -----------------------
                                           Investment          MidCap
                                           Grade Bond          Value          Balanced    Worldwide
                                        -----------------  ------------      ----------  ------------
ASSETS:
Investment in variable insurance
 funds at fair value                      $  3,449,673     $  3,289,735      $  240,815  $  2,413,281
Receivable from Connecticut
 General Life Insurance Company                      -                -               -             -
                                          ------------     ------------      ----------  ------------
     Total net assets                     $  3,449,673     $  3,289,735      $  240,815  $  2,413,281
                                          ------------     ------------      ----------  ------------

Accumulation units outstanding -
 Contracts sold before May 1, 1998
 (RVUL 01)                                     223,206            1,315           7,741       113,357
Net asset value per accumulation unit     $   15.45511     $   13.28647      $  9.58634   $   3.77795

Accumulation units outstanding -
 Contracts sold after April 30, 1998
 (RVUL 02)                                           -          266,579          17,670        91,025
Net asset value per accumulation unit     $   14.02419     $   12.27502      $  9.42881   $   9.35407
                                          ------------     ------------      ----------  ------------
Accumulation net assets                   $  3,449,673     $  3,289,735      $  240,815   $ 2,413,281
                                          ============     ============      ==========   ===========



                                                                            Neuberger
                                             MFS Series  Sub-Accounts         Berman
                                           ----------------------------    ------------
                                             Emerging           Total
                                              Growth           Return      AMT Partners
                                           -----------      -----------    ------------
ASSETS:
Investment in variable insurance
 funds at fair value                       $   703,013      $   378,875     $        1
Receivable from Connecticut
 General Life Insurance Company                      -                -             (1)
                                           -----------      -----------     ----------
     Total net assets                      $   703,013      $   378,875     $        -
                                           -----------      -----------     ----------

Accumulation units outstanding -
 Contracts sold before May 1, 1998
 (RVUL 01)                                      24,575            3,665              -
Net asset value per accumulation unit      $  12.05629      $  16.13511     $  9.53865

Accumulation units outstanding -
 Contracts sold after April 30, 1998
 (RVUL 02)                                      52,820           26,020              -
Net asset value per accumulation unit      $   7.70030      $  12.28824     $ 10.39408
                                           -----------      -----------     ----------
Accumulation net assets                    $   703,013      $   378,875     $        -
                                           ===========      ===========     ==========


The Notes to the Financial Statements are an integral part of these statements.


CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                              OCC Accumulation Trust - Sub-Accounts           PIMCO
                                            ------------------------------------------  -------------------
                                                                                        Variable Investment
                                                                               Small         High Yield
                                              Equity          Managed           Cap            Fund
                                            ----------       ----------     ----------- ------------------
ASSETS:
Investment in variable insurance
 funds at fair value                        $   17,845       $   43,242     $ 1,303,743     $ 9,310,549
Receivable from Connecticut
 General Life Insurance Company                      -                -               -               -
                                            ----------       ----------     -----------     -----------
     Total net assets                       $   17,845       $   43,242     $ 1,303,743     $ 9,310,549
                                            ----------       ----------     -----------     -----------

Accumulation units outstanding -
 Contracts sold before May 1, 1998
 (RVUL 01)                                       1,343            3,136          68,412             559
Net asset value per accumulation unit       $ 13.28737       $ 13.16724     $  17.69104     $  12.83158

Accumulation units outstanding -
 Contracts sold after April 30, 1998
 (RVUL 02)                                           -              176           5,465         695,488
Net asset value per accumulation unit       $ 10.11455       $ 11.07853     $  17.10234     $  13.37676
                                            ----------       ----------     -----------     -----------
Accumulation net assets                     $   17,845       $   43,242     $ 1,303,743     $ 9,310,549
                                            ==========       ==========     ===========     ===========


                                                                                  Templeton
                                                                                  Variable
                                                                              Products Series
                                             Scudder VIT - Sub-Accounts       Fund Sub-Account   Vanguard Group
                                           -----------------------------      ----------------  -----------------
                                              EAFE(R)           Small           International   VIF Small Company
                                           Equity Index          Cap            Fund-Class l      Growth Fund
                                           ------------      -----------      ----------------  -----------------
ASSETS:
Investment in variable insurance
 funds at fair value                        $   34,292       $   421,072        $  4,849,428      $  4,035,883
Receivable from Connecticut
 General Life Insurance Company                      -                 -                   -                 -
                                            ----------       -----------        ------------      ------------
     Total net assets                       $   34,292       $   421,072        $  4,849,428      $  4,035,883
                                            ----------       -----------        ------------      ------------

Accumulation units outstanding -
 Contracts sold before May 1, 1998
 (RVUL 01)                                       3,283             2,633              91,330            35,177
Net asset value per accumulation unit       $  8.13941       $  13.85760        $   12.43456      $   13.64972

Accumulation units outstanding -
 Contracts sold after April 30, 1998
 (RVUL 02)                                       1,073            29,392             362,717           259,490
Net asset value per accumulation unit       $  7.05522       $  13.08469        $   10.23878      $   13.70275
                                            ----------       -----------        ------------      ------------
Accumulation net assets                     $   34,292       $   421,072        $  4,849,428      $  4,035,883
                                            ==========       ===========        ============      ============



The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                  CIGNA Variable
                                                                                                  Products Group
                                           Alger American Portfolio Sub-Accounts                   Sub-Accounts
                                        --------------------------------------------  ----------------------------------------
                                                                                      TimesSquare
                                                          MidCap          Small        Core Plus     TimesSquare   TimesSquare
                                           Growth         Growth      Capitalization     Bond        Money Market    S&P 500
                                        -----------      ---------    --------------  -----------    ------------ ------------
INVESTMENT INCOME:
Dividends                               $         -      $       -      $       -      $ 816,281      $  54,720   $   698,208

EXPENSES:
Mortality and expense risk                   35,444          5,103          2,690         78,754         53,998       245,406
Administrative charges                        6,239            662            324         11,849          6,809        32,167
                                        -----------      ---------      ---------      ---------      ---------   -----------
    Net investment gain (loss)              (41,683)        (5,765)        (3,014)       725,678         (6,087)      420,635
                                        -----------      ---------      ---------      ---------      ---------   -----------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                              -              -              -              -              -       420,142
Net realized gain (loss) on share
  transactions                               44,986       (197,491)       (58,949)        37,787              -        99,658
                                        -----------      ---------      ---------      ---------      ---------   -----------
   Net realized gain (loss)                  44,986       (197,491)       (58,949)        37,787              -       519,800
Change in net unrealized gain (loss)      1,796,639        451,661        173,441        (82,844)           (87)    6,966,898
                                        -----------      ---------      ---------      ---------      ---------   -----------
    Net realized and unrealized
      gain (loss) on investments          1,841,625        254,170        114,492        (45,057)           (87)    7,486,698
                                        -----------      ---------      ---------      ---------      ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                       $ 1,799,942      $ 248,405      $ 111,478      $ 680,621      $  (6,174)  $ 7,907,333
                                        ===========      =========      =========      =========      =========   ===========



                                                                        Fidelity Variable
                                         Fidelity Variable Insurance        Insurance
                                                 Products Fund           Products Fund II
                                                 Sub-Accounts               Sub-Account      Goldman Sachs
                                        ----------------------------    -----------------    -------------
                                           Equity-            High           Investment          MidCap
                                           Income            Income          Grade Bond          Value
                                        -----------        ---------    -----------------    -------------
INVESTMENT INCOME:
Dividends                               $   122,662        $  11,528         $  138,547       $   25,774

EXPENSES:
Mortality and expense risk                   41,056              924             30,056           14,667
Administrative charges                        7,019              128              3,555            2,679
                                        -----------        ---------         ----------       ----------
    Net investment gain (loss)               74,587           10,476            104,936            8,428
                                        -----------        ---------         ----------       ----------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                              -                -             48,748           33,832
Net realized gain (loss) on share
  transactions                               18,524          (40,272)            10,486             (723)
                                        -----------        ---------         ----------       ----------
   Net realized gain (loss)                  18,524          (40,272)            59,234           33,109
Change in net unrealized gain (loss)      1,776,615           60,633            (17,996)         634,000
                                        -----------        ---------         ----------       ----------
    Net realized and unrealized
      gain (loss) on investments          1,795,139           20,361             41,238          667,109
                                        -----------        ---------         ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                       $ 1,869,726        $  30,837         $  146,174       $  675,537
                                        ===========        =========         ==========       ==========



The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             Janus Aspen Series                                      Neuberger
                                                Sub-Accounts            MFS Series Sub-Accounts       Berman
                                           -----------------------      ------------------------    ------------
                                                                        Emerging         Total
                                           Balanced      Worldwide       Growth          Return     AMT Partners
                                           --------      ---------      ---------       --------    ------------
INVESTMENT INCOME:
Dividends                                  $  6,035      $  27,534      $       -       $ 16,899       $     -

EXPENSES:
Mortality and expense risk                    1,962         19,903          7,055          4,007             6
Administrative charges                          291          2,618            972            574             1
                                           --------      ---------      ---------       --------       -------
    Net investment gain (loss)                3,782          5,013         (8,027)        12,318            (7)
                                           --------      ---------      ---------       --------       -------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                              -              -              -              -             -
Net realized gain (loss) on share
  transactions                                7,704       (765,167)      (459,012)       (15,959)       (1,542)
                                           --------      ---------      ---------       --------       -------
   Net realized gain (loss)                   7,704       (765,167)      (459,012)       (15,959)       (1,542)
Change in net unrealized gain (loss)         25,177      1,290,687        722,208         80,180         1,510
                                           --------      ---------      ---------       --------       -------
    Net realized and unrealized
      gain (loss) on investments             32,881        525,520        263,196         64,221           (32)
                                           --------      ---------      ---------       --------       -------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                          $ 36,663      $ 530,533      $ 255,169       $ 76,539       $   (39)
                                           ========      =========      =========       ========       =======



                                           OCC Accumulation Trust - Sub-Accounts         PIMCO
                                           --------------------------------------  -------------------
                                                                                   Variable Investment
                                                                          Small        High Yield
                                            Equity        Managed          Cap             Fund
                                           --------       --------      ---------  -------------------
INVESTMENT INCOME:
Dividends                                  $  3,774       $  1,213      $     699      $   618,909

EXPENSES:
Mortality and expense risk                    2,078            552          9,834           46,794
Administrative charges                          252             67          1,200            8,484
                                           --------       --------      ---------      -----------
    Net investment gain (loss)                1,444            594        (10,335)         563,631
                                           --------       --------      ---------      -----------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                              -              -              -                -
Net realized gain (loss) on share
  transactions                              (32,389)           945        (50,036)          18,495
                                           --------       --------      ---------      -----------
   Net realized gain (loss)                 (32,389)           945        (50,036)          18,495
Change in net unrealized gain (loss)         88,480         10,877        473,046        1,101,244
                                           --------       --------      ---------      -----------
    Net realized and unrealized
      gain (loss) on investments             56,091         11,822        423,010        1,119,739
                                           --------       --------      ---------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                          $ 57,535       $ 12,416      $ 412,675      $ 1,683,370
                                           ========       ========      =========      ===========


The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                          Templeton
                                                                          Variable
                                                                       Products Series
                                         Scudder VIT - Sub-Accounts    Fund Sub-Account     Vanguard Group
                                         --------------------------    ----------------   -----------------
                                            EAFE(R)        Small        International     VIF Small Company
                                         Equity Index       Cap          Fund-Class I        Growth Fund
                                         ------------    ----------    ----------------   -----------------
INVESTMENT INCOME:
Dividends                                  $  1,382      $   3,433       $    68,120         $       623

EXPENSES:
Mortality and expense risk                      211          1,851            22,272              16,849
Administrative charges                           29            319             3,676               3,023
                                           --------      ---------       -----------         -----------
    Net investment gain (loss)                1,142          1,263            42,172             (19,249)
                                           --------      ---------       -----------         -----------



NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                              -              -                 -                   -
Net realized gain (loss) on share
  transactions                                  108          8,079             4,382               3,840
                                           --------      ---------       -----------         -----------
   Net realized gain (loss)                     108          8,079             4,382               3,840
Change in net unrealized gain (loss)          7,750        113,166         1,026,158           1,037,532
                                           --------      ---------       -----------         -----------
    Net realized and unrealized
      gain (loss) on investments              7,858        121,245         1,030,540           1,041,372
                                           --------      ---------       -----------         -----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                          $  9,000      $ 122,508       $ 1,072,712         $ 1,022,123
                                           ========      =========       ===========         ===========



The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                     CIGNA Variable
                                                                                                     Products Group
                                            Alger American Portfolio Sub-Accounts                     Sub-Accounts
                                        --------------------------------------------- -------------------------------------------
                                                                                       TimesSquare
                                                          MidCap           Small        Core Plus      TimesSquare    TimesSquare
                                           Growth         Growth       Capitalization      Bond        Money Market     S&P 500
                                        -----------    -----------     -------------- ------------    -------------  ------------
OPERATIONS:
Net investment gain (loss)              $   (41,683)   $    (5,765)      $  (3,014)   $    725,678    $     (6,087)  $    420,635
Net realized gain (loss)                     44,986       (197,491)        (58,949)         37,787               -        519,800
Change in net unrealized
  gain (loss)                             1,796,639        451,661         173,441         (82,844)            (87)     6,966,898
                                        -----------    -----------       ---------    ------------    ------------   ------------
    Net increase (decrease) in net
      assets from operations              1,799,942        248,405         111,478         680,621          (6,174)     7,907,333
                                        -----------    -----------       ---------    ------------    ------------   ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                      2,076,344         66,009          37,737       1,671,380       5,961,087      2,657,061
Participant transfers, net                  149,105         62,147         (40,878)        899,801      (4,883,067)     2,779,341
Participant withdrawals                    (871,355)      (463,042)        (24,210)     (1,388,539)     (4,756,396)    (2,839,199)
                                        -----------    -----------       ---------    ------------    ------------   ------------
    Net increase (decrease) from
      participant transactions            1,354,094       (334,886)        (27,351)      1,182,642      (3,678,376)     2,597,203
                                        -----------    -----------       ---------    ------------    ------------   ------------

      Total increase (decrease) in
        net assets                        3,154,036        (86,481)         84,127       1,863,263      (3,684,550)    10,504,536

NET ASSETS:
Beginning of period                       3,917,368        629,397         291,605      10,838,252      11,026,139     27,615,009
                                        -----------    -----------       ---------    ------------    ------------   ------------
End of period                           $ 7,071,404     $  542,916       $ 375,732    $ 12,701,515    $  7,341,589   $ 38,119,545
                                        ===========     ==========       =========    ============    ============   ============



                                                                           Fidelity Variable
                                         Fidelity Variable Insurance          Insurance
                                                 Products Fund             Products Fund II
                                                 Sub-Accounts                 Sub-Account
                                       ------------------------------      -----------------
                                          Equity-             High            Investment
                                          Income             Income           Grade Bond
                                       ------------        ----------      -----------------
OPERATIONS:
Net investment gain (loss)             $     74,587        $   10,476        $   104,936
Net realized gain (loss)                     18,524           (40,272)            59,234
Change in net unrealized
  gain (loss)                             1,776,615            60,633            (17,996)
                                       ------------        ----------        -----------
    Net increase (decrease) in net
      assets from operations              1,869,726            30,837            146,174
                                       ------------        ----------        -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                      2,308,477                (4)                (1)
Participant transfers, net                  398,421           (13,965)          (153,040)
Participant withdrawals                    (614,910)          (36,995)           (72,256)
                                       ------------        ----------        -----------
    Net increase (decrease) from
      participant transactions            2,091,988           (50,964)          (225,297)
                                       ------------        ----------        -----------

      Total increase (decrease) in
        net assets                        3,961,714           (20,127)           (79,123)

NET ASSETS:
Beginning of period                       4,534,248           143,983          3,528,796
                                       ------------        ----------        -----------
End of period                          $  8,495,962        $  123,856        $ 3,449,673
                                       ============        ==========        ===========




The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                             Janus Aspen Series
                                       Goldman Sachs            Sub-Accounts             MFS Series Sub-Accounts
                                       -------------     --------------------------      ------------------------
                                           MidCap                                         Emerging        Total
                                           Value         Balanced        Worldwide         Growth         Return
                                       -------------     ---------      -----------      ---------      ---------
OPERATIONS:
Net investment gain (loss)              $     8,428      $   3,782      $     5,013      $  (8,027)     $  12,318
Net realized gain (loss)                     33,109          7,704         (765,167)      (459,012)       (15,959)
Change in net unrealized
  gain (loss)                               634,000         25,177        1,290,687        722,208         80,180
                                        -----------      ---------      -----------      ---------      ---------
    Net increase (decrease) in
      net assets from operations            675,537         36,663          530,533        255,169         76,539
                                        -----------      ---------      -----------      ---------      ---------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                      1,003,931         60,703          268,743        227,310         68,235
Participant transfers, net                  280,277         28,220         (448,401)      (329,892)          (924)
Participant withdrawals                    (151,947)      (118,462)        (672,507)      (356,799)      (638,647)
                                        -----------      ---------      -----------      ---------      ---------
    Net increase (decrease) from
      participant transactions            1,132,261        (29,539)        (852,165)      (459,381)      (571,336)
                                        -----------      ---------      -----------      ---------      ---------

      Total increase (decrease) in
        net assets                        1,807,798          7,124         (321,632)      (204,212)      (494,797)

NET ASSETS:
Beginning of period                       1,481,937        233,691        2,734,913        907,225        873,672
                                        -----------      ---------      -----------      ---------      ---------
End of period                           $ 3,289,735      $ 240,815      $ 2,413,281      $ 703,013      $ 378,875
                                        ===========      =========      ===========      =========      =========


                                           Neuberger
                                            Berman         OCC Accumulation Trust - Sub-Accounts           PIMCO
                                         ------------   ------------------------------------------  -------------------
                                                                                                    Variable Investment
                                                                                          Small         High Yield
                                         AMT Partners     Equity           Managed         Cap             Fund
                                         ------------   ----------        ---------    -----------  -------------------
OPERATIONS:
Net investment gain (loss)                 $     (7)    $    1,444        $     594    $   (10,335)     $   563,631
Net realized gain (loss)                     (1,542)       (32,389)             945        (50,036)          18,495
Change in net unrealized
  gain (loss)                                 1,510         88,480           10,877        473,046        1,101,244
                                           --------     ----------        ---------    -----------      -----------
    Net increase (decrease) in
      net assets from operations                (39)        57,535           12,416        412,675        1,683,370
                                           --------     ----------        ---------    -----------      -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                              1         56,198                -         34,221        3,041,454
Participant transfers, net                   (3,253)      (290,843)               -         29,654          282,176
Participant withdrawals                        (330)       (38,209)         (34,099)      (401,258)        (779,144)
                                           --------     ----------        ---------    -----------      -----------
    Net increase (decrease) from
      participant transactions               (3,582)      (272,854)         (34,099)      (337,383)       2,544,486
                                           --------     ----------        ---------    -----------      -----------

      Total increase (decrease) in
        net assets                           (3,621)      (215,319)         (21,683)        75,292        4,227,856

NET ASSETS:
Beginning of period                           3,621        233,164           64,925      1,228,451        5,082,693
                                           --------     ----------        ---------    -----------      -----------
End of period                              $      -     $   17,845        $  43,242    $ 1,303,743      $ 9,310,549
                                           ========     ==========        =========    ===========      ===========




The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            Templeton
                                                                             Variable
                                                                          Products Series
                                          Scudder VIT - Sub-Accounts     Fund Sub-Account   Vanguard Group
                                         ---------------------------     ----------------  -----------------
                                            EAFE(R)         Small          International   VIF Small Company
                                         Equity Index        Cap           Fund-Class I        Growth Fund
                                         ------------    -----------     ----------------  -----------------
OPERATIONS:
Net investment gain (loss)                 $  1,142      $   1,263         $    42,172        $   (19,249)
Net realized gain (loss)                        108          8,079               4,382              3,840
Change in net unrealized
  gain (loss)                                 7,750        113,166           1,026,158          1,037,532
                                           --------      ---------         -----------        -----------
    Net increase (decrease) in
      net assets from operations              9,000        122,508           1,072,712          1,022,123
                                           --------      ---------         -----------        -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                          2,700         96,427           1,177,378          1,007,966
Participant transfers, net                    1,422          5,446             518,651            568,084
Participant withdrawals                      (5,784)       (59,023)           (273,029)          (160,158)
                                           --------      ---------         -----------        -----------
    Net increase (decrease) from
      participant transactions               (1,662)        42,850           1,423,000          1,415,892
                                           --------      ---------         -----------        -----------

      Total increase (decrease) in
        net assets                            7,338        165,358           2,495,712          2,438,015

NET ASSETS:
Beginning of period                          26,954        255,714           2,353,716          1,597,868
                                           --------      ---------         -----------        -----------
End of period                              $ 34,292      $ 421,072         $ 4,849,428        $ 4,035,883
                                           ========      =========         ===========        ===========



The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                         CIGNA Variable
                                                                                                         Products Group
                                              Alger American Portfolio Sub-Accounts                       Sub-Accounts
                                          ----------------------------------------------   ----------------------------------------
                                                                                           TimesSquare
                                                              MidCap           Small        Core Plus     TimesSquare   TimesSquare
                                             Growth           Growth      Capitalization      Bond        Money Market    S&P 500
                                          -----------      -----------    --------------   -----------    ------------  -----------
INVESTMENT INCOME:
Dividends                                 $     1,831      $         -     $         -      $ 421,331      $ 149,927    $  463,605

EXPENSES:
Mortality and expense risk                     26,268           20,700          16,093         59,083         85,902       226,177
Administrative charges                          4,404            3,433           2,711          8,466         10,696        29,268
                                          -----------      -----------     -----------      ---------      ---------    ----------
    Net investment gain (loss)                (28,841)         (24,133)        (18,804)       353,782         53,329       208,160
                                          -----------      -----------     -----------      ---------      ---------    ----------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                                -                -               -              -              -       969,486
Net realized gain (loss) on share
  transactions                               (147,772)      (1,992,949)     (2,585,417)        31,908              -       (98,246)
                                          -----------      -----------     -----------      ---------      ---------    ----------
   Net realized gain (loss)                  (147,772)      (1,992,949)     (2,585,417)        31,908              -       871,240
Change in net unrealized gain (loss)       (1,701,565)         620,046       1,544,755        295,905              -    (8,998,955)
                                          -----------      -----------     -----------      ---------      ---------    ----------
    Net realized and unrealized
      gain (loss) on investments           (1,849,337)      (1,372,903)     (1,040,662)       327,813              -    (8,127,715)
                                          -----------      -----------     -----------      ---------      ---------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                         $(1,878,178)     $(1,397,036)    $(1,059,466)     $ 681,595      $  53,329   $(7,919,555)
                                          ===========      ===========     ===========      =========      =========   ===========


                                                                                Fidelity Variable
                                               Fidelity Variable Insurance         Insurance
                                                       Products Fund            Products Fund II
                                                        Sub-Accounts               Sub-Account     Goldman Sachs
                                               ----------------------------     -----------------  -------------
                                                 Equity-            High            Investment         MidCap
                                                 Income            Income           Grade Bond         Value
                                               ----------         ---------     -----------------  -------------
INVESTMENT INCOME:
Dividends                                      $   34,468         $ 191,481         $ 128,723        $  15,937

EXPENSES:
Mortality and expense risk                         18,030             8,570            28,398            1,460
Administrative charges                              2,537             1,510             3,341              265
                                               ----------         ---------         ---------        ---------
    Net investment gain (loss)                     13,901           181,401            96,984           14,212
                                               ----------         ---------         ---------        ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                               46,914                 -                 -            4,649
Net realized gain (loss) on share
  transactions                                    (23,688)         (802,029)            2,627               30
                                               ----------         ---------         ---------        ---------
   Net realized gain (loss)                        23,226          (802,029)            2,627            4,679
Change in net unrealized gain (loss)             (348,578)          538,458           201,780           (3,080)
                                               ----------         ---------         ---------        ---------
    Net realized and unrealized
      gain (loss) on investments                 (325,352)         (263,571)          204,407            1,599
                                               ----------         ---------         ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $ (311,451)        $ (82,170)        $ 301,391        $  15,811
                                               ==========         =========         =========        =========




The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    Janus Aspen Series                                            Neuberger
                                                       Sub-Accounts              MFS Series Sub-Accounts            Berman
                                              ----------------------------      ---------------------------     ------------
                                                                                 Emerging            Total
                                               Balanced         Worldwide         Growth            Return      AMT Partners
                                              ----------       -----------      ----------        ---------     ------------
INVESTMENT INCOME:
Dividends                                     $    5,391       $    41,528      $        -        $  14,489      $       -

EXPENSES:
Mortality and expense risk                         1,351            38,190           9,654            6,425             43
Administrative charges                               198             5,690           1,295              841              6
                                              ----------       -----------      ----------        ---------      ---------
    Net investment gain (loss)                     3,842            (2,352)        (10,949)           7,223            (49)
                                              ----------       -----------      ----------        ---------      ---------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                                   -                 -               -           11,487              -
Net realized gain (loss) on share
  transactions                                       454        (1,866,778)       (145,706)          (4,869)          (536)
                                              ----------       -----------      ----------        ---------      ---------
   Net realized gain (loss)                          454        (1,866,778)       (145,706)           6,618           (536)
Change in net unrealized gain (loss)             (18,928)            7,340        (439,493)         (67,220)        (1,161)
                                              ----------       -----------      ----------        ---------      ---------
    Net realized and unrealized
      gain (loss) on investments                 (18,474)       (1,859,438)       (585,199)         (60,602)        (1,697)
                                              ----------       -----------      ----------        ---------      ---------


NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $  (14,632)      $(1,861,790)     $ (596,148)       $ (53,379)     $  (1,746)
                                              ==========       ===========      ==========        =========      =========


                                                  OCC Accumulation Trust - Sub-Accounts
                                               -------------------------------------------
                                                                                   Small
                                                 Equity           Managed           Cap
                                               ---------         ---------      ----------
INVESTMENT INCOME:
Dividends                                      $   2,516         $   1,911      $      948

EXPENSES:
Mortality and expense risk                         2,337               753          11,326
Administrative charges                               280                89           1,371
                                               ---------         ---------      ----------
    Net investment gain (loss)                      (101)            1,069         (11,749)
                                               ---------         ---------      ----------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                               2,246                 -         205,771
Net realized gain (loss) on share
  transactions                                    (3,636)           (4,805)           (792)
                                               ---------         ---------      ----------
   Net realized gain (loss)                       (1,390)           (4,805)        204,979
Change in net unrealized gain (loss)             (68,453)          (15,524)       (538,665)
                                               ---------         ---------      ----------
    Net realized and unrealized
      gain (loss) on investments                 (69,843)          (20,329)       (333,686)
                                               ---------         ---------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $ (69,944)        $ (19,260)     $ (345,435)
                                               =========         =========      ==========


The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                                  Templeton
                                                                                                   Variable
                                                                                               Products Series
                                                  PIMCO          Scudder VIT - Sub-Accounts    Fund Sub-Account  Vanguard Group
                                            ------------------- ---------------------------    ---------------- -----------------
                                            Variable Investment
                                               High Yield          EAFE(R)         Small         International  VIF Small Company
                                                  Fund          Equity Index        Cap          Fund-Class I      Growth Fund
                                            ------------------- ------------    -----------    ---------------- -----------------
INVESTMENT INCOME:
Dividends                                      $  77,174         $     431      $    1,993        $   19,437        $       -

EXPENSES:
Mortality and expense risk                         5,305               243           1,188            10,085            1,622
Administrative charges                               917                33             159             1,351              294
                                               ---------         ---------      ----------        ----------        ---------
    Net investment gain (loss)                    70,952               155             646             8,001           (1,916)
                                               ---------         ---------      ----------        ----------        ---------


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                                   -                 -             150                 -                -
Net realized gain (loss) on share
  transactions                                       101            (3,903)        (26,130)           (3,411)             125
                                               ---------         ---------      ----------        ----------        ---------
   Net realized gain (loss)                          101            (3,903)        (25,980)           (3,411)             125
Change in net unrealized gain (loss)             339,014            (7,768)         (9,558)         (197,577)          36,654
                                               ---------         ---------      ----------        ----------        ---------
    Net realized and unrealized
      gain (loss) on investments                 339,115           (11,671)        (35,538)         (200,988)          36,779
                                               ---------         ---------      ----------        ----------        ---------


NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $ 410,067         $ (11,516)     $  (34,892)       $ (192,987)       $  34,863
                                               =========         =========      ==========        ==========        =========




The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                      CIGNA Variable
                                                                                                      Products Group
                                               Alger American Portfolio Sub-Accounts                   Sub-Accounts
                                           ---------------------------------------------  ----------------------------------------
                                                                                          TimesSquare
                                                             MidCap           Small        Core Plus    TimesSquare    TimesSquare
                                              Growth         Growth       Capitalization     Bond       Money Market     S&P 500
                                           -----------    -----------     --------------  ------------  ------------  ------------
OPERATIONS:
Net investment gain (loss)                 $   (28,841)   $   (24,133)     $   (18,804)  $    353,782   $     53,329  $    208,160
Net realized gain (loss)                      (147,772)    (1,992,949)      (2,585,417)        31,908              -       871,240
Change in net unrealized gain (loss)        (1,701,565)       620,046        1,544,755        295,905              -    (8,998,955)
                                           -----------    -----------      -----------   ------------   ------------  ------------
    Net increase (decrease) in net
      assets from operations                (1,878,178)    (1,397,036)      (1,059,466)       681,595         53,329    (7,919,555)
                                           -----------    -----------      -----------   ------------   ------------  ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                         1,552,759      1,527,299        1,579,358      2,109,514      8,001,375     5,800,906
Participant transfers, net                     780,555     (2,359,551)      (2,047,820)     1,001,822     (6,589,878)      741,491
Participant withdrawals                       (388,992)      (388,992)        (288,194)      (392,627)      (534,699)   (1,539,039)
                                           -----------    -----------      -----------   ------------   ------------  ------------
    Net increase (decrease) from
      participant transactions               1,944,322     (1,221,244)        (756,656)     2,718,709        876,798     5,003,358
                                           -----------    -----------      -----------   ------------   ------------  ------------

      Total increase (decrease) in
        net assets                              66,144     (2,618,280)      (1,816,122)     3,400,304        930,127    (2,916,197)

NET ASSETS:
Beginning of period                          3,851,224      3,247,677        2,107,727      7,437,948     10,096,012    30,531,206
                                           -----------    -----------      -----------   ------------   ------------  ------------
End of period                              $ 3,917,368    $   629,397      $   291,605   $ 10,838,252   $ 11,026,139  $ 27,615,009
                                           ===========    ===========      ===========   ============   ============  ============


                                                                             Fidelity Variable
                                             Fidelity Variable Insurance         Insurance
                                                     Products Fund            Products Fund II
                                                     Sub-Accounts               Sub-Account
                                          ---------------------------------  -----------------
                                             Equity-                High         Investment
                                             Income                Income        Grade Bond
                                          ------------          -----------  -----------------
OPERATIONS:
Net investment gain (loss)                $     13,901          $   181,401      $    96,984
Net realized gain (loss)                        23,226             (802,029)           2,627
Change in net unrealized gain (loss)          (348,578)             538,458          201,780
                                          ------------          -----------      -----------
    Net increase (decrease) in
      net assets from operations              (311,451)             (82,170)         301,391
                                          ------------          -----------      -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                           465,787              727,985           14,131
Participant transfers, net                   2,887,138           (1,511,654)          (2,053)
Participant withdrawals                       (533,452)            (123,729)         (58,333)
                                          ------------          -----------      -----------
    Net increase (decrease) from
      participant transactions               2,819,473             (907,398)         (46,255)
                                          ------------          -----------      -----------

      Total increase (decrease) in
        net assets                           2,508,022             (989,568)         255,136

NET ASSETS:
Beginning of period                          2,026,226            1,133,551        3,273,660
                                          ------------          -----------      -----------
End of period                             $  4,534,248          $   143,983      $ 3,528,796
                                          ============          ===========      ===========




The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                               Janus Aspen Series
                                           Goldman Sachs          Sub-Accounts             MFS Series Sub-Accounts
                                           -------------   ---------------------------    -------------------------
                                              MidCap                                        Emerging       Total
                                              Value         Balanced        Worldwide        Growth        Return
                                           -------------   ----------      -----------    -----------    ----------
OPERATIONS:
Net investment gain (loss)                 $    14,212     $    3,842      $    (2,352)   $   (10,949)   $    7,223
Net realized gain (loss)                         4,679            454       (1,866,778)      (145,706)        6,618
Change in net unrealized gain (loss)            (3,080)       (18,928)           7,340       (439,493)      (67,220)
                                           -----------     ----------      -----------    -----------    ----------
    Net increase (decrease) in
      net assets from operations                15,811        (14,632)      (1,861,790)      (596,148)      (53,379)
                                           -----------     ----------      -----------    -----------    ----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             2,204         81,816        1,774,542        281,727       107,741
Participant transfers, net                   1,469,230         13,961       (2,634,996)      (131,418)       15,320
Participant withdrawals                         (5,308)       (26,922)        (426,504)      (199,855)      (47,881)
                                           -----------     ----------      -----------    -----------    ----------
    Net increase (decrease) from
      participant transactions               1,466,126         68,855       (1,286,958)       (49,546)       75,180
                                           -----------     ----------      -----------    -----------    ----------

      Total increase (decrease) in
        net assets                           1,481,937         54,223       (3,148,748)      (645,694)       21,801

NET ASSETS:
Beginning of period                                  -        179,468        5,883,661      1,552,919       851,871
                                           -----------     ----------      -----------    -----------    ----------
End of period                              $ 1,481,937     $  233,691      $ 2,734,913    $   907,225    $  873,672
                                           ===========     ==========      ===========    ===========    ==========

                                             Neuberger
                                               Berman         OCC Accumulation Trust - Sub-Accounts
                                            ------------    -----------------------------------------
                                                                                             Small
                                            AMT Partners      Equity          Managed         Cap
                                            ------------    ---------       ----------    -----------
OPERATIONS:
Net investment gain (loss)                   $     (49)     $    (101)      $    1,069    $   (11,749)
Net realized gain (loss)                          (536)        (1,390)          (4,805)       204,979
Change in net unrealized gain (loss)            (1,161)       (68,453)         (15,524)      (538,665)
                                             ---------      ---------       ----------    -----------
    Net increase (decrease) in
      net assets from operations                (1,746)       (69,944)         (19,260)      (345,435)
                                             ---------      ---------       ----------    -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             2,698         65,839            9,688         50,446
Participant transfers, net                      (2,530)       (20,259)          (5,239)       264,709
Participant withdrawals                           (246)       (78,418)         (28,703)       (42,767)
                                             ---------      ---------       ----------    -----------
    Net increase (decrease) from
      participant transactions                     (78)       (32,838)         (24,254)       272,388
                                             ---------      ---------       ----------    -----------

      Total increase (decrease) in
        net assets                              (1,824)      (102,782)         (43,514)       (73,047)

NET ASSETS:
Beginning of period                              5,445        335,946          108,439      1,301,498
                                             ---------      ---------       ----------    -----------
End of period                                $   3,621      $ 233,164       $   64,925    $ 1,228,451
                                             =========      =========       ==========    ===========



The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                               Templeton
                                                                                                Variable
                                                                                            Products Series
                                           PIMCO            Scudder VIT - Sub-Accounts      Fund Sub-Account   Vanguard Group
                                    -------------------    ----------------------------     ----------------  -----------------
                                    Variable Investment
                                        High Yield           EAFE(R)            Small         International   VIF Small Company
                                           Fund            Equity Index          Cap          Fund-Class I       Growth Fund
                                    -------------------    ------------      ----------     ----------------  -----------------
OPERATIONS:
Net investment gain (loss)              $    70,952        $      155        $      646       $     8,001       $    (1,916)
Net realized gain (loss)                        101            (3,903)          (25,980)           (3,411)              125
Change in net unrealized gain (loss)        339,014            (7,768)           (9,558)         (197,577)           36,654
                                        -----------        ----------        ----------       -----------       -----------
    Net increase (decrease) in
      net assets from operations            410,067           (11,516)          (34,892)         (192,987)           34,863
                                        -----------        ----------        ----------       -----------       -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                            412             1,813            78,554           415,815             4,950
Participant transfers, net                4,689,334            23,922           214,684         1,622,467         1,564,369
Participant withdrawals                     (17,120)           (4,540)           (9,266)         (361,705)           (6,314)
                                        -----------        ----------        ----------       -----------       -----------
    Net increase (decrease) from
      participant transactions            4,672,626            21,195           283,972         1,676,577         1,563,005
                                        -----------        ----------        ----------       -----------       -----------

      Total increase (decrease) in
        net assets                        5,082,693             9,679           249,080         1,483,590         1,597,868

NET ASSETS:
Beginning of period                               -            17,275             6,634           870,126                 -
                                        -----------        ----------        ----------       -----------       -----------
End of period                           $ 5,082,693        $   26,954        $  255,714       $ 2,353,716       $ 1,597,868
                                        ===========        ==========        ==========       ===========       ===========


The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                    CIGNA Variable
                                                                                                    Products Group
                                              Alger American Portfolio Sub-Accounts                  Sub-Accounts
                                            ------------------------------------------  -----------------------------------------
                                                                                        TimesSquare
                                                             MidCap         Small        Core Plus     TimesSquare   TimesSquare
                                              Growth         Growth     Capitalization     Bond        Money Market     S&P 500
                                            ----------     ----------   --------------  -----------    ------------  ------------
INVESTMENT INCOME:
Dividends                                   $    9,643     $        -     $    1,418    $   710,386     $  344,760   $    369,577

EXPENSES:
Mortality and expense risk                      24,616         19,992         14,847         47,596         79,581        249,732
Administrative charges                           3,911          3,217          2,485          6,647          9,795         31,502
                                            ----------     ----------     ----------    -----------     ----------   ------------
    Net investment gain (loss)                 (18,884)       (23,209)       (15,914)       656,143        255,384         88,343
                                            ----------     ----------     ----------    -----------     ----------   ------------



NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                           522,899      1,335,192              -         19,601              -              -
Net realized gain (loss) on share
  transactions                                 (51,348)       (68,742)       (82,004)        56,524              -       (986,920)
                                            ----------     ----------     ----------    -----------     ----------   ------------
   Net realized gain (loss)                    471,551      1,266,450        (82,004)        76,125              -       (986,920)
Change in net unrealized gain (loss)          (946,028)    (1,469,841)      (837,746)      (209,722)             -     (3,744,331)
                                            ----------     ----------     ----------    -----------     ----------   ------------
    Net realized and unrealized
      gain (loss) on investments              (474,477)      (203,391)      (919,750)      (133,597)             -     (4,731,251)
                                            ----------     ----------     ----------    -----------     ----------   ------------

NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS                $ (493,361)    $ (226,600)    $ (935,664)   $   522,546     $  255,384   $ (4,642,908)
                                            ==========     ==========     ==========    ===========     ==========   ============

                                               Scudder VIT - Sub-Accounts
                                           ----------------------------------
                                              EAFE(R)               Small
                                           Equity Index        Capitalization
                                           ------------        --------------
INVESTMENT INCOME:
Dividends                                   $        -           $      38

EXPENSES:
Mortality and expense risk                         515                 348
Administrative charges                              68                  42
                                            ----------           ---------
    Net investment gain (loss)                    (583)               (352)
                                            ----------           ---------



NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                                 -                 309
Net realized gain (loss) on share
  transactions                                 (57,201)            (18,694)
                                            ----------           ---------
   Net realized gain (loss)                    (57,201)            (18,385)
Change in net unrealized gain (loss)            25,368               9,003
                                            ----------           ---------
    Net realized and unrealized
      gain (loss) on investments               (31,833)             (9,382)
                                            ----------           ---------

NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS                $  (32,416)          $  (9,734)
                                            ==========           =========




The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                Fidelity Variable
                                               Fidelity Variable Insurance         Insurance
                                                      Products Fund             Products Fund II     Janus Aspen Series
                                                       Sub-Accounts                Sub-Account          Sub-Accounts
                                              -----------------------------     -----------------  -----------------------
                                                 Equity-            High           Investment
                                                 Income            Income          Grade Bond      Balanced     Worldwide
                                              ----------         ----------     -----------------  ---------   -----------
INVESTMENT INCOME:
Dividends                                     $   29,343         $  154,104        $  247,091      $   4,235   $    29,969

EXPENSES:
Mortality and expense risk                        14,985              7,908            31,268          1,132        44,781
Administrative charges                             1,858              1,314             3,757            150         6,320
                                              ----------         ----------        ----------      ---------   -----------
    Net investment gain (loss)                    12,500            144,882           212,066          2,953       (21,132)
                                              ----------         ----------        ----------      ---------   -----------



NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                              82,439                  -                 -              -             -
Net realized gain (loss) on share
  transactions                                     3,732             (6,588)           48,307         (3,367)      (63,646)
                                              ----------         ----------        ----------      ---------   -----------
   Net realized gain (loss)                       86,171             (6,588)           48,307         (3,367)      (63,646)
Change in net unrealized gain (loss)            (224,616)          (305,467)           13,438         (6,964)   (1,631,285)
                                              ----------         ----------        ----------      ---------   -----------
    Net realized and unrealized
      gain (loss) on investments                (138,445)          (312,055)           61,745        (10,331)   (1,694,931)
                                              ----------         ----------        ----------      ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $ (125,945)        $ (167,173)       $  273,811      $  (7,378)  $(1,716,063)
                                              ==========         ==========        ==========      =========   ===========

                                                                                          Neuberger
                                                        MFS Series Sub-Accounts            Berman
                                                     ----------------------------        ------------
                                                      Emerging            Total
                                                       Growth             Return         AMT Partners
                                                     ----------          --------        ------------
INVESTMENT INCOME:
Dividends                                            $        -          $  9,674          $    36

EXPENSES:
Mortality and expense risk                               13,146             2,302               49
Administrative charges                                    1,717               331                6
                                                     ----------          --------          -------
    Net investment gain (loss)                          (14,863)            7,041              (19)
                                                     ----------          --------          -------



NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                                    107,630             6,935              340
Net realized gain (loss) on share transactions         (210,664)              599             (203)
                                                     ----------          --------          -------
   Net realized gain (loss)                            (103,034)            7,534              137
Change in net unrealized gain (loss)                   (686,896)           (8,146)            (339)
                                                     ----------          --------          -------
    Net realized and unrealized
      gain (loss) on investments                       (789,930)             (612)            (202)
                                                     ----------          --------          -------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                    $ (804,793)         $  6,429          $  (221)
                                                     ==========          ========          =======




The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                             Templeton
                                                                                                              Variable
                                                                                                          Products Series
                                                            OCC Accumulation Trust - Sub-Accounts         Fund Sub-Account
                                                     --------------------------------------------------  ------------------
                                                                                             Small       International Fund
                                                       Equity            Managed         Capitalization       Class I
                                                     ----------         ---------        --------------  ------------------
INVESTMENT INCOME:
Dividends                                            $    2,074         $   2,425          $   11,756        $   39,203

EXPENSES:
Mortality and expense risk                                2,722             1,282              11,797            11,071
Administrative charges                                      323               152               1,403             1,427
                                                     ----------         ---------          ----------        ----------
    Net investment gain (loss)                             (971)              991              (1,444)           26,705
                                                     ----------         ---------          ----------        ----------



NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Capital gain distributions from
  portfolio sponsors                                      1,982                 -             105,295           293,692
Net realized gain (loss) on share
  transactions                                            3,876            20,207              31,760          (166,305)
                                                     ----------         ---------          ----------        ----------
   Net realized gain (loss)                               5,858            20,207             137,055           127,387
Change in net unrealized gain (loss)                    (31,094)          (27,372)            (52,456)         (470,444)
                                                     ----------         ---------          ----------        ----------
    Net realized and unrealized
      gain (loss) on investments                        (25,236)           (7,165)             84,599          (343,057)
                                                     ----------         ---------          ----------        ----------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                    $  (26,207)        $  (6,174)         $   83,155        $ (316,352)
                                                     ==========         =========          ==========        ==========




The Notes to the Financial Statements are an integral part of these statements.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                    CIGNA Variable
                                                                                                    Products Group
                                             Alger American Portfolio Sub-Accounts                   Sub-Accounts
                                         --------------------------------------------- -------------------------------------------
                                                                                       Times Square
                                                             MidCap         Small        Core Plus    Times Square    Times Square
                                             Growth          Growth     Capitalization     Bond       Money Market       S&P 500
                                         ------------    ------------   -------------- ------------   ------------    ------------
OPERATIONS:
Net investment gain (loss)               $    (18,884)   $    (23,209)  $    (15,914)  $    656,143   $    255,384    $     88,343
Net realized gain (loss)                      471,551       1,266,450        (82,004)        76,125              -        (986,920)
Change in net unrealized gain (loss)         (946,028)     (1,469,841)      (837,746)      (209,722)             -      (3,744,331)
                                         ------------    ------------   ------------   ------------   ------------    ------------
    Net increase (decrease) in
      net assets from operations             (493,361)       (226,600)      (935,664)       522,546        255,384      (4,642,908)
                                         ------------    ------------   ------------   ------------   ------------    ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                        1,504,564         913,631        891,983      1,432,958      3,642,601       5,653,564
Participant transfers, net                    (75,640)        611,101        322,252        622,332       (344,481)     (2,330,091)
Participant withdrawals                      (818,653)       (656,293)      (838,415)    (2,179,389)      (896,978)     (4,859,122)
                                         ------------    ------------   ------------   ------------   ------------    ------------
    Net increase (decrease) from
      participant transactions                610,271         868,439        375,820       (124,099)     2,401,142      (1,535,649)
                                         ------------    ------------   ------------   ------------   ------------    ------------

      Total increase (decrease) in
        net assets                            116,910         641,839       (559,844)       398,447      2,656,526      (6,178,557)

NET ASSETS:
Beginning of period                         3,734,314       2,605,838      2,667,571      7,039,501      7,439,486      36,709,763
                                         ------------    ------------   ------------   ------------   ------------    ------------
End of period                            $  3,851,224    $  3,247,677   $  2,107,727   $  7,437,948   $ 10,096,012    $ 30,531,206
                                         ============    ============   ============   ============   ============    ============


                                                Scudder VIT - Sub-Accounts
                                            ------------------------------------
                                               EAFE(R)                Small
                                            Equity Index          Capitalization
                                            ------------          --------------
OPERATIONS:
Net investment gain (loss)                  $     (583)            $     (352)
Net realized gain (loss)                       (57,201)               (18,385)
Change in net unrealized gain (loss)            25,368                  9,003
                                            ----------             ----------
    Net increase (decrease) in
      net assets from operations               (32,416)                (9,734)
                                            ----------             ----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                             1,365                  4,837
Participant transfers, net                         388                     19
Participant withdrawals                       (199,442)              (159,084)
                                            ----------             ----------
    Net increase (decrease) from
      participant transactions                (197,689)              (154,228)
                                            ----------             ----------

      Total increase (decrease) in
        net assets                            (230,105)              (163,962)

NET ASSETS:
Beginning of period                            247,380                170,596
                                            ----------             ----------
End of period                               $   17,275             $    6,634
                                            ==========             ==========


The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                          Fidelity Variable
                                         Fidelity Variable Insurance          Insurance
                                                Products Fund              Products Fund II       Janus Aspen Series
                                                Sub-Accounts                 Sub-Account             Sub-Accounts
                                       ------------------------------     -----------------   ----------------------------
                                          Equity-            High             Investment
                                          Income            Income            Grade Bond       Balanced        Worldwide
                                       ------------      ------------     -----------------   -----------     ------------
OPERATIONS:
Net investment gain (loss)             $     12,500      $    144,882        $    212,066     $     2,953     $    (21,132)
Net realized gain (loss)                     86,171            (6,588)             48,307          (3,367)         (63,646)
Change in net unrealized gain (loss)       (224,616)         (305,467)             13,438          (6,964)      (1,631,285)
                                       ------------      ------------        ------------     -----------     ------------
    Net increase (decrease) in
      net assets from operations           (125,945)         (167,173)            273,811          (7,378)      (1,716,063)
                                       ------------      ------------        ------------     -----------     ------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                        407,706           438,508              30,881          77,878        1,813,258
Participant transfers, net                  657,803           176,963              (4,228)         (9,886)         191,360
Participant withdrawals                    (709,934)         (558,264)         (1,564,765)        (86,103)      (1,305,136)
                                       ------------      ------------        ------------     -----------     ------------
    Net increase (decrease) from
      participant transactions              355,575            57,207          (1,538,112)        (18,111)         699,482
                                       ------------      ------------        ------------     -----------     ------------

      Total increase (decrease) in
        net assets                          229,630          (109,966)         (1,264,301)        (25,489)      (1,016,581)

NET ASSETS:
Beginning of period                       1,796,596         1,243,517           4,537,961         204,957        6,900,242
                                       ------------      ------------        ------------     -----------     ------------
End of period                          $  2,026,226      $  1,133,551        $  3,273,660     $   179,468     $  5,883,661
                                       ============      ============        ============     ===========     ============


                                                                                Neuberger
                                           MFS Series Sub-Accounts               Berman
                                       ------------------------------          ------------
                                          Emerging            Total
                                           Growth             Return           AMT Partners
                                       ------------         ---------          ------------
OPERATIONS:
Net investment gain (loss)             $    (14,863)        $   7,041           $    (19)
Net realized gain (loss)                   (103,034)            7,534                137
Change in net unrealized gain (loss)       (686,896)           (8,146)              (339)
                                       ------------         ---------           --------
    Net increase (decrease) in
      net assets from operations           (804,793)            6,429               (221)
                                       ------------         ---------           --------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                        481,489           158,939              1,615
Participant transfers, net                  120,675           582,738                  4
Participant withdrawals                  (1,109,960)         (126,753)            (5,650)
                                       ------------         ---------           --------
    Net increase (decrease) from
      participant transactions             (507,796)          614,924             (4,031)
                                       ------------         ---------           --------

      Total increase (decrease) in
        net assets                       (1,312,589)          621,353             (4,252)

NET ASSETS:
Beginning of period                       2,865,508           230,518              9,697
                                       ------------         ---------           --------
End of period                          $  1,552,919         $ 851,871           $  5,445
                                       ============         =========           ========


The Notes to the Financial Statements are an integral part of these statements.



CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
ACCOUNT 02
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                                                     Templeton
                                                                                                      Variable
                                                                                                  Products Series
                                                OCC Accumulation Trust - Sub-Accounts             Fund Sub-Account
                                          --------------------------------------------------     ------------------
                                                                                  Small          International Fund
                                            Equity          Managed           Capitalization          Class I
                                          ---------        ----------         --------------     ------------------
OPERATIONS:
Net investment gain (loss)                $    (971)       $      991          $    (1,444)         $    26,705
Net realized gain (loss)                      5,858            20,207              137,055              127,387
Change in net unrealized gain (loss)        (31,094)          (27,372)             (52,456)            (470,444)
                                          ---------        ----------          -----------          -----------
    Net increase (decrease) in
      net assets from operations            (26,207)           (6,174)              83,155             (316,352)
                                          ---------        ----------          -----------          -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                        102,686            29,547               81,752              256,512
Participant transfers, net                     (871)              (27)             125,983             (967,940)
Participant withdrawals                     (82,734)         (453,694)            (489,275)            (599,180)
                                          ---------        ----------          -----------          -----------
    Net increase (decrease) from
      participant transactions               19,081          (424,174)            (281,540)          (1,310,608)
                                          ---------        ----------          -----------          -----------

      Total increase (decrease) in
        net assets                           (7,126)         (430,348)            (198,385)          (1,626,960)

NET ASSETS:
Beginning of period                         343,072           538,787            1,499,883            2,497,086
                                          ---------        ----------          -----------          -----------
End of period                             $ 335,946        $  108,439          $ 1,301,498          $   870,126
                                          =========        ==========          ===========          ===========



The Notes to the Financial Statements are an integral part of these statements.

                    [THIS PAGE INTENTIONALLY LEFT BLANK]

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)
------------------------------------------------------------------------------

1.   ORGANIZATION
     CG Corporate Insurance Variable Life Separate Account 02 (the
Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

     At December 31, 2003, the assets of the Account are invested into variable sub-accounts, each of which is invested in shares of one of twenty-three portfolios (mutual funds) managed by twelve diversified open-end investment management companies, each portfolio having its own investment objective. The variable sub-accounts are:

        ALGER AMERICAN FUND:
          Alger American Growth Portfolio
          Alger American MidCap Growth Portfolio
          Alger American Small Capitalization Portfolio

        CIGNA VARIABLE PRODUCTS GROUP:
          TimesSquare Variable Products Core Plus Bond Fund
          TimesSquare Variable Products Money Market Fund
          TimesSquare Variable Products S&P 500 Index Fund

        FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
          Fidelity Equity-Income Portfolio
          Fidelity High Income Portfolio

        FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
          Fidelity Investment Grade Bond Portfolio

        GOLDMAN SACHS VARIABLE INSURANCE TRUST:
          Goldman Sachs MidCap Value Fund

        JANUS ASPEN SERIES:
          Janus Aspen Series Balanced Portfolio
          Janus Aspen Series Worldwide Growth Portfolio

        MFS VARIABLE INSURANCE TRUST:
          MFS Emerging Growth Series
          MFS Total Return Series

        NEUBERGER BERMAN ADVISORS:
          Neuberger Berman Advisors Management Trust (AMT) Partners Portfolio

        OCC ACCUMULATION TRUST:
          OCC Equity Portfolio
          OCC Managed Portfolio
          OCC Small Cap Portfolio

        PIMCO VARIABLE INSURANCE TRUST:
          PIMCO Variable Investment High Yield Fund

        SCUDDER VIT FUNDS:
          Scudder VIT EAFE(R) Equity Index Fund
          Scudder VIT Small Cap Index Fund

        TEMPLETON VARIABLE PRODUCTS SERIES FUND:
          Templeton International Fund - Class 1

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)
------------------------------------------------------------------------------

        VANGUARD VARIABLE INSURANCE FUND:
          Vanguard VIF Small Company Growth Portfolio

          During 2003, there were no new funds added.

2.   SIGNIFICANT ACCOUNTING POLICIES
     These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout these Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

     A. INVESTMENT VALUATION: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2003. The change in the difference between cost and value is reflected as a change in net unrealized gain
(loss) in the Statements of Operations.
     B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life. Amounts due to or due from CG Life as of December 31, 2003 are recorded as payables to/receivables from CG Life in the Statements of Assets and Liabilities.
     C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.
     D. CONTRACT POLICIES: New policies issued in the current year related to pre-existing contracts are deemed issued under that contract's original effective date, with regard to fee structures.

3.   INVESTMENTS
     Total mutual fund shares held and cost of investments as of December 31, 2003 were:

--------------------------------------------------------------------------------------------
                                                                                  COST OF
MUTUAL FUND SHARES HELD BY SUB-ACCOUNTS                       SHARES HELD       INVESTMENTS
--------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                 212,418         $ 8,389,204
Alger American MidCap Growth Portfolio                           29,507             823,931
Alger American Small Capitalization Portfolio                    21,619             920,061
Fidelity Equity-Income Portfolio                                366,521           7,169,988
Fidelity High Income Portfolio                                   17,821             218,941
Fidelity Investment Grade Bond Portfolio                        252,723           3,050,507
Goldman Sachs MidCap Value Fund                                 246,054           2,658,815
Janus Aspen Series Balanced Portfolio                            10,480             252,147
Janus Aspen Series Worldwide Growth Portfolio                    93,465           2,215,005
MFS Emerging Growth Series                                       45,326             728,231
MFS Total Return Series                                          19,351             351,628
Neuberger Berman AMT Partners Portfolio                               0                   1
OCC Equity Portfolio                                                550              18,184
OCC Managed Portfolio                                             1,105              41,354
OCC Small Cap Portfolio                                          42,495           1,117,832
PIMCO Variable Investment High Yield Fund                     1,136,762           7,870,298
Scudder VIT EAFE(R)Equity Index Fund                              4,177              43,796
Scudder VIT Small Cap Index Fund                                 34,401             317,729
Templeton International Fund - Class 1                          392,031           4,676,451
TimesSquare Variable Products Core Plus Bond Fund             1,252,615          12,645,283
TimesSquare Variable Products Money Market Fund               7,341,591           7,341,592
TimesSquare Variable Products S&P 500 Index Fund              2,404,739          38,645,121
Vanguard VIF Small Company Growth Portfolio                     238,668           2,961,698
--------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)
------------------------------------------------------------------------------

3.   INVESTMENTS (CONTINUED)
Total purchases and sales of shares of each mutual fund for each of the years ended December 31, 2003, 2002 and 2001 were as follows:

---------------------------------------------------------------------------------------
                                   DECEMBER 31, 2003
---------------------------------------------------------------------------------------
MUTUAL FUND PURCHASES AND SALES                            PURCHASES          SALES
---------------------------------------------------------------------------------------
Alger American Growth Portfolio                           $2,470,281       $ 1,157,870
Alger American MidCap Growth Portfolio                       156,388           497,039
Alger American Small Capitalization Portfolio                 35,703            66,068
Fidelity Equity-Income Portfolio                           2,833,477           666,902
Fidelity High Income Portfolio                                17,392            57,880
Fidelity Investment Grade Bond Portfolio                     188,117           259,730
Goldman Sachs MidCap Value Fund                            1,356,994           182,473
Janus Aspen Series Balanced Portfolio                         94,602           120,359
Janus Aspen Series Worldwide Growth Portfolio                363,581         1,210,733
MFS Emerging Growth Series                                   234,687           702,095
MFS Total Return Series                                      165,244           724,262
Neuberger Berman AMT Partners Portfolio                            1             3,589
OCC Equity Portfolio                                          58,710           330,120
OCC Managed Portfolio                                          1,215            34,720
OCC Small Cap Portfolio                                       81,621           429,339
PIMCO Variable Investment High Yield Fund                  4,009,142           901,025
Scudder VIT EAFE(R)Equity Index Fund                           5,505             6,025
Scudder VIT Small Cap Index Fund                             147,133           103,020
Templeton International Fund - Class 1                     1,804,276           339,104
TimesSquare Variable Products Core Plus Bond Fund          4,338,827         2,430,507
TimesSquare Variable Products Money Market Fund            8,012,561        11,697,024
TimesSquare Variable Products S&P 500 Index Fund           8,097,703         4,659,723
Vanguard VIF Small Company Growth Portfolio                1,633,208           236,565
---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
                                   DECEMBER 31, 2002
--------------------------------------------------------------------------------------
MUTUAL FUND PURCHASES AND SALES                           PURCHASES           SALES
--------------------------------------------------------------------------------------
Alger American Growth Portfolio                          $ 2,691,306       $  775,825
Alger American MidCap Growth Portfolio                     2,046,404        3,291,781
Alger American Small Capitalization Portfolio              2,016,088        2,791,548
Fidelity Equity-Income Portfolio                           4,060,176        1,226,802
Fidelity High Income Portfolio                             1,178,706        1,904,703
Fidelity Investment Grade Bond Portfolio                     142,219           91,490
Goldman Sachs MidCap Value Fund                            1,491,551           11,213
Janus Aspen Series Balanced Portfolio                        115,821           43,124
Janus Aspen Series Worldwide Growth Portfolio              2,315,939        3,605,249
MFS Emerging Growth Series                                   433,864          494,359
MFS Total Return Series                                      192,958          110,555
Neuberger Berman AMT Partners Portfolio                        4,859            4,986
OCC Equity Portfolio                                          77,891          110,830
OCC Managed Portfolio                                          9,858           33,043
OCC Small Cap Portfolio                                      543,797          283,158
PIMCO Variable Investment High Yield Fund                  4,766,749           23,171
Scudder VIT EAFE(R)Equity Index Fund                          36,661           15,311
Scudder VIT Small Cap Index Fund                             384,924          100,306
Templeton International Fund - Class 1                     2,043,315          358,737
TimesSquare Variable Products Core Plus Bond Fund          6,573,428        3,500,938
TimesSquare Variable Products Money Market Fund            6,792,456        5,862,329
TimesSquare Variable Products S&P 500 Index Fund          11,152,744        5,941,226
Vanguard VIF Small Company Growth Portfolio                1,568,353            7,264
--------------------------------------------------------------------------------------




CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------------

3.   INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------
                                  DECEMBER 31, 2001
--------------------------------------------------------------------------------------
MUTUAL FUND PURCHASES AND SALES                           PURCHASES          SALES
--------------------------------------------------------------------------------------
Alger American Growth Portfolio                           $2,522,171       $1,407,938
Alger American MidCap Growth Portfolio                     3,079,267          898,940
Alger American Small Capitalization Portfolio              1,327,404          967,539
Fidelity Equity-Income Portfolio                           1,334,810          884,332
Fidelity High Income Portfolio                               821,430          619,348
Fidelity Investment Grade Bond Portfolio                     280,155        1,606,436
Goldman Sachs MidCap Value Fund                                    -                -
Janus Aspen Series Balanced Portfolio                        121,904          137,048
Janus Aspen Series Worldwide Growth Portfolio              2,910,590        2,232,342
MFS Emerging Growth Series                                   977,375        1,392,447
MFS Total Return Series                                      880,267          251,367
Neuberger Berman AMT Partners Portfolio                        1,991            5,706
OCC Equity Portfolio                                         103,922           83,779
OCC Managed Portfolio                                         31,003          454,157
OCC Small Cap Portfolio                                      350,166          527,398
PIMCO Variable Investment High Yield Fund                          -                -
Scudder VIT EAFE(R)Equity Index Fund                           1,386          199,717
Scudder VIT Small Cap Index Fund                               4,930          159,222
Templeton International Fund - Class 1                       650,746        1,640,962
TimesSquare Variable Products Core Plus Bond Fund          2,804,950        2,291,923
TimesSquare Variable Products Money Market Fund            8,059,596        5,402,745
TimesSquare Variable Products S&P 500 Index Fund           6,715,238        8,161,515
Vanguard VIF Small Company Growth Portfolio                        -                -
--------------------------------------------------------------------------------------

CHANGES IN UNITS OUTSTANDING
The changes in units outstanding for each of the years ended December 31, 2003, 2002 and 2001 were as follows:

------------------------------------------------------------------------------------------
                                    DECEMBER 31, 2003
------------------------------------------------------------------------------------------
                                                       UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                            ISSUED     REDEEMED    (DECREASE)
------------------------------------------------------------------------------------------
Alger American Growth Portfolio                       351,439    (126,909)     224,530
Alger American MidCap Growth Portfolio                 11,543     (31,894)     (20,351)
Alger American Small Capitalization Portfolio           5,120      (9,046)      (3,926)
Fidelity Equity-Income Portfolio                      289,292     (62,599)     226,693
Fidelity High Income Portfolio                            799      (6,665)      (5,866)
Fidelity Investment Grade Bond Portfolio                   60     (14,813)     (14,753)
Goldman Sachs MidCap Value Fund                       130,148     (16,257)     113,891
Janus Aspen Series Balanced Portfolio                  10,411     (12,827)      (2,416)
Janus Aspen Series Worldwide Growth Portfolio          42,336    (114,922)     (72,586)
MFS Emerging Growth Series                             34,123     (74,344)     (40,221)
MFS Total Return Series                                13,359     (52,378)     (39,019)
Neuberger Berman AMT Partners Portfolio                     -        (468)        (468)
OCC Equity Portfolio                                    5,513     (26,958)     (21,445)
OCC Managed Portfolio                                       -      (2,664)      (2,664)
OCC Small Cap Portfolio                                 6,258     (30,898)     (24,640)
PIMCO Variable Investment High Yield Fund             303,386     (72,410)     230,976
Scudder VIT EAFE(R)Equity Index Fund                      842        (902)         (60)
Scudder VIT Small Cap Index Fund                       14,001     (10,028)       3,973
Templeton International Fund - Class 1                202,660     (37,074)     165,586
TimesSquare Variable Products Core Plus Bond Fund     271,168    (184,183)      86,985
TimesSquare Variable Products Money Market Fund       682,854    (977,719)    (294,865)
TimesSquare Variable Products S&P 500 Index Fund      708,148    (422,407)     285,741
Vanguard VIF Small Company Growth Portfolio           152,588     (21,363)     131,225
------------------------------------------------------------------------------------------





CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)
------------------------------------------------------------------------------------------

3.   INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------
                                    DECEMBER 31, 2002
------------------------------------------------------------------------------------------
                                                       UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                            ISSUED     REDEEMED    (DECREASE)
------------------------------------------------------------------------------------------
Alger American Growth Portfolio                         296,933   (86,269)      210,664
Alger American MidCap Growth Portfolio                  267,264  (491,518)     (224,254)
Alger American Small Capitalization Portfolio           153,625  (328,574)     (174,949)
Fidelity Equity-Income Portfolio                        427,027   (96,733)      330,294
Fidelity High Income Portfolio                          137,914  (277,190)     (139,276)
Fidelity Investment Grade Bond Portfolio                  1,011    (4,330)       (3,319)
Goldman Sachs MidCap Value Fund                         154,521      (518)      154,003
Janus Aspen Series Balanced Portfolio                    13,732    (5,687)        8,045
Janus Aspen Series Worldwide Growth Portfolio           228,210  (434,273)     (206,063)
MFS Emerging Growth Series                               44,829   (59,744)      (14,915)
MFS Total Return Series                                  14,956    (8,052)        6,904
Neuberger Berman AMT Partners Portfolio                     538      (644)         (106)
OCC Equity Portfolio                                      6,182    (8,724)       (2,542)
OCC Managed Portfolio                                       665    (2,898)       (2,233)
OCC Small Cap Portfolio                                  22,192    (4,559)       17,633
PIMCO Variable Investment High Yield Fund               466,767    (1,696)      465,071
Scudder VIT EAFE(R)Equity Index Fund                      4,617    (2,727)        1,890
Scudder VIT Small Cap Index Fund                         37,653   (10,182)       27,471
Templeton International Fund - Class 1                  248,315   (37,576)      210,739
TimesSquare Variable Products Core Plus Bond Fund       513,864  (291,318)      222,546
TimesSquare Variable Products Money Market Fund         583,131  (507,949)       75,182
TimesSquare Variable Products S&P 500 Index Fund      1,008,653  (558,287)      450,366
Vanguard VIF Small Company Growth Portfolio             164,016      (574)      163,442

------------------------------------------------------------------------------------------
                                    DECEMBER 31, 2001
------------------------------------------------------------------------------------------
                                                       UNITS       UNITS     NET INCREASE
SUB-ACCOUNT                                            ISSUED     REDEEMED    (DECREASE)
------------------------------------------------------------------------------------------
Alger American Growth Portfolio                       184,411    (101,286)       83,125
Alger American MidCap Growth Portfolio                146,628    (114,516)       32,112
Alger American Small Capitalization Portfolio         118,422     (54,991)       63,431
Fidelity Equity-Income Portfolio                       90,920     (63,152)       27,768
Fidelity High Income Portfolio                         81,428     (70,305)       11,123
Fidelity Investment Grade Bond Portfolio                2,535    (124,707)     (122,172)
Goldman Sachs MidCap Value Fund                             -           -             -
Janus Aspen Series Balanced Portfolio                  12,948     (14,339)       (1,391)
Janus Aspen Series Worldwide Growth Portfolio         235,753    (164,007)       71,746
MFS Emerging Growth Series                             67,525     (82,373)      (14,848)
MFS Total Return Series                                64,244     (19,866)       44,378
Neuberger Berman AMT Partners Portfolio                   166        (576)         (410)
OCC Equity Portfolio                                    7,398      (5,768)        1,630
OCC Managed Portfolio                                   2,060     (32,142)      (30,082)
OCC Small Cap Portfolio                                15,910     (34,823)      (18,913)
PIMCO Variable Investment High Yield Fund                   -           -             -
Scudder VIT EAFE(R)Equity Index Fund                      188     (21,318)      (21,130)
Scudder VIT Small Cap Index Fund                          401     (14,035)      (13,634)
Templeton International Fund - Class 1                 26,130    (135,624)     (109,494)
TimesSquare Variable Products Core Plus Bond Fund     187,761    (202,108)      (14,347)
TimesSquare Variable Products Money Market Fund       668,419    (466,937)      201,482
TimesSquare Variable Products S&P 500 Index Fund      508,212    (597,015)      (88,803)
Vanguard VIF Small Company Growth Portfolio                 -           -             -
------------------------------------------------------------------------------------------

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)
------------------------------------------------------------------------------

4.   CHARGES AND DEDUCTIONS
     For all contracts, CG Life charges each variable sub-account for mortality and expense risks based on the current value of each sub-account's assets. On all contracts sold after April 30, 1998, this fee is calculated as the daily equivalent of the annual rate of .55% during the first fifteen policy years and .15% thereafter. All contracts considered sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

     For all contracts, CG Life charges each variable sub-account for administrative costs. On all contracts sold after April 30, 1998, this fee is calculated as a daily equivalent of the annual rate of .10% per year during the first fifteen policy years only. For all contracts considered sold before May 1, 1998, CG Life charges administrative costs at the rate of ..10% per year for the first ten policy years only.

     Both the mortality and expense risk charges and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

     CG Life charges a one-time policy issue fee of $175, that represents a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts considered sold before May 1, 1998. Policy issue fees for 2003, 2002 and 2001 which were deducted from initial premium payments before amounts were invested in the Account, amounted to $45,125, $113,950, and $53,275, respectively.

     For all contracts considered sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. Additional premium loads of 45% of premium payments up to target premium specified in the policy are deducted in the first policy year and an additional 12% of premium payments up to target premium are deducted in years two through ten. If the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

     For all contracts considered sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. An additional 40% of premium payments, up to one guideline annual premium, as defined in the Account's prospectus, are deducted in the first policy year. If the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium are deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

     CG Life charges a monthly operations fee of $8 per month per policy. This charge is for operations such as premium billings and collections, policy value calculations, confirmations and periodic reports.

     CG Life deducts a monthly charge for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class of the insured (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charges are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

     CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the years ended December 31, 2003, 2002 or 2001.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)
------------------------------------------------------------------------------

4.   CHARGES AND DEDUCTIONS (CONTINUED)
     Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and amounts deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and charges for cost of insurance, by variable sub-account, for the years ended December 31, 2003, 2002 and 2001 amounted to:

--------------------------------------------------------------------------------------
                  PREMIUM LOADS, NET OF (REFUNDS)
SUB-ACCOUNT                                           2003        2002         2001
--------------------------------------------------------------------------------------

Alger American Growth Portfolio                    $181,129   $  138,428     $154,471
Alger American MidCap Growth Portfolio                5,552      136,424       79,604
Alger American Small Capitalization Portfolio         2,714      136,042       81,840
Fidelity Equity-Income Portfolio                    211,091       54,250       34,205
Fidelity High Income Portfolio                            -       63,619       39,980
Fidelity Investment Grade Bond Portfolio                  -          974          863
Goldman Sachs MidCap Value Fund                      88,446          386            -
Janus Aspen Series Balanced Portfolio                 5,949        8,150       12,555
Janus Aspen Series Worldwide Growth Portfolio        26,922      164,393      175,561
MFS Emerging Growth Series                           18,393       29,261       50,988
MFS Total Return Series                               6,735       10,917       22,308
Neuberger Berman AMT Partners Portfolio                   -          480          111
OCC Equity Portfolio                                  4,468        5,195        7,870
OCC Managed Portfolio                                     -          674        2,008
OCC Small Cap Portfolio                               1,912        5,865        7,560
PIMCO Variable Investment High Yield Fund           263,257           29            -
Scudder VIT EAFE(R)Equity Index Fund                    299          172         (138)
Scudder VIT Small Cap Index Fund                     18,262       17,151          495
Templeton International Fund - Class 1              106,260       35,610       26,548
TimesSquare Variable Products Core Plus Bond Fund   229,829      152,885      146,829
TimesSquare Variable Products Money Market Fund     999,644    1,750,075      594,205
TimesSquare Variable Products S&P 500 Index Fund    338,867      524,067      511,951
Vanguard VIF Small Company Growth Portfolio          88,200          794            -
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                        ADMINISTRATIVE FEES
SUB-ACCOUNT                                           2003        2002         2001
--------------------------------------------------------------------------------------

Alger American Growth Portfolio                     $10,440     $  9,678      $ 9,930
Alger American MidCap Growth Portfolio                1,838        7,215        7,435
Alger American Small Capitalization Portfolio           777        6,771        7,450
Fidelity Equity-Income Portfolio                     14,800       12,214       12,014
Fidelity High Income Portfolio                          436        3,325        3,250
Fidelity Investment Grade Bond Portfolio              1,687        1,811        2,761
Goldman Sachs MidCap Value Fund                       4,076          567            -
Janus Aspen Series Balanced Portfolio                   786          674          585
Janus Aspen Series Worldwide Growth Portfolio         6,144       12,156       14,128
MFS Emerging Growth Series                            2,979        4,708        6,005
MFS Total Return Series                               1,508        1,407        1,264
Neuberger Berman AMT Partners Portfolio                  14           51           12
OCC Equity Portfolio                                  1,270        1,526        1,724
OCC Managed Portfolio                                   245          307          563
OCC Small Cap Portfolio                               1,116        1,342        1,131
PIMCO Variable Investment High Yield Fund            12,524        1,740            -
Scudder VIT EAFE(R)Equity Index Fund                     39          100          294
Scudder VIT Small Cap Index Fund                      1,315          318           41
Templeton International Fund - Class 1                6,575        6,533        7,168
TimesSquare Variable Products Core Plus Bond Fund    27,580       18,784       11,684
TimesSquare Variable Products Money Market Fund      64,128      105,170       52,884
TimesSquare Variable Products S&P 500 Index Fund     51,293       51,006       50,294
Vanguard VIF Small Company Growth Portfolio           4,732          655            -
--------------------------------------------------------------------------------------




CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)
-----------------------------------------------------------------------------------------

4.   CHARGES AND DEDUCTIONS (CONTINUED)

-----------------------------------------------------------------------------------------
                    COST OF INSURANCE DEDUCTION
SUB-ACCOUNT                                             2003         2002         2001
-----------------------------------------------------------------------------------------

Alger American Growth Portfolio                     $  121,682     $116,081    $ 113,517
Alger American MidCap Growth Portfolio                  64,211      105,024       91,850
Alger American Small Capitalization Portfolio            9,560       62,790       57,454
Fidelity Equity-Income Portfolio                       161,318       96,361       91,938
Fidelity High Income Portfolio                           6,901       31,834       26,790
Fidelity Investment Grade Bond Portfolio                54,851       56,393       60,718
Goldman Sachs MidCap Value Fund                         39,956        4,741            -
Janus Aspen Series Balanced Portfolio                   14,271       11,366        7,550
Janus Aspen Series Worldwide Growth Portfolio          139,313      181,518      195,220
MFS Emerging Growth Series                              79,897       78,792       91,642
MFS Total Return Series                                 48,615       43,872       36,454
Neuberger Berman AMT Partners Portfolio                     45          206          127
OCC Equity Portfolio                                    36,919       37,378       36,693
OCC Managed Portfolio                                    2,165        6,915       12,879
OCC Small Cap Portfolio                                 24,268       23,302       20,806
PIMCO Variable Investment High Yield Fund              126,973       15,377            -
Scudder VIT EAFE(R)Equity Index Fund                     5,469        4,447        3,741
Scudder VIT Small Cap Index Fund                        29,115        8,952          718
Templeton International Fund - Class 1                  76,165       50,337       42,899
TimesSquare Variable Products Core Plus Bond Fund      359,047      279,027      231,578
TimesSquare Variable Products Money Market Fund        190,068      362,245      274,470
TimesSquare Variable Products S&P 500 Index Fund     1,011,043      969,160      909,410
Vanguard VIF Small Company Growth Portfolio             43,020        5,659            -
-----------------------------------------------------------------------------------------

     For policies considered issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

     For policies considered issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

     Premium load refunds for the years ended December 31, 2003, 2002 and 2001, amounted to $570,429, $673,534 and $852,966, respectively.

     For partial surrenders, a transaction charge of the lesser of $25 or 2% of the accumulation value is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are deducted, unless the policy owner and CG Life agree otherwise.

     Partial surrender transaction charges paid to CG Life for the years ended December 31, 2003, 2002 and 2001 were $325, $200 and $500, respectively.

5.   DISTRIBUTION OF NET INCOME
     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to participant fixed or variable sub-accounts.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)
------------------------------------------------------------------------------

6.   DIVERSIFICATION REQUIREMENTS
     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations. Therefore, the Account satisfies the requirements of the regulations, and CG Life believes the Account will continue to meet such requirements.

7.   RELATED PARTY TRANSACTIONS
     During the year ended December 31, 2003, management fees were paid to Times Square Capital Management, an affiliate of CG Life, in its capacity as advisor to the CIGNA Variable Products Group. The advisory agreement for the underlying funds provides for a fee at the annual rate of .35% of the average net assets of the Money Market Fund, .25% of the average net assets of the S&P 500 Index Fund and .50% of the average net assets of the Investment Grade Bond Fund.

8.   FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the three years ended December 31, 2003, follows. Footnotes within the Financial Highlights represent the following:

* These amounts represent dividends, excluding distributions of net realized capital gains, received by the sub-account from the underlying mutual funds, net of management fees assessed by the fund managers, divided by average net assets. These ratios exclude those expenses, such as mortality, expense and administrative charges, which result in direct reductions in the unit values. The recognition of investment income by the sub-accounts is effected by the timing of the declaration of dividends by the underlying mutual funds in which the sub-accounts invest.

** These ratios represent annualized contract expenses, consisting of mortality, expense and administrative fee charges, for the years ended December 31, 2003, 2002 and 2001. The ratios include only those expenses that result in a direct reduction to unit values. Charges, such as policy issue fees, premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of underlying mutual funds are excluded.

*** These amounts represent the total return for the year ended December 31, 2003, 2002 and 2001 or shorter period if the fund was initially invested in during the year, including changes in the value of the underlying funds, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                  Contracts considered sold before May 1, 1998 Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           11.14                               $            6.54
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.12)                                          (0.05)
Net realized and unrealized
   gain (loss) on investment
   transactions                                           3.89                                            2.30
                                            -------------------                             -------------------
Total from investment
   operations                                $            3.77                               $            2.25
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           14.91                               $            8.79
                                            ===================                             ===================

TOTAL RETURN *** :                                       33.86%                                          34.38%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             253                               $           6,818
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.00%                                           0.00%

=================================================================================================================================

                                              ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                 Contracts considered sold before May 1, 1998 Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           13.27                               $            9.40
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.15)                                          (0.07)
Net realized and unrealized
   gain (loss) on investment
   transactions                                           6.30                                            4.48
                                            -------------------                             -------------------
Total from investment
   operations                                $            6.15                               $            4.41
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           19.42                               $           13.81
                                            ===================                             ===================

TOTAL RETURN *** :                                       46.37%                                          46.90%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             391                               $             152
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.00%                                           0.00%




                                          ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                  (RVUL 1)                                       (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $            7.51                               $            5.61
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.08)                                          (0.04)
Net realized and unrealized
   gain (loss) on investment
   transactions                                           3.16                                            2.36
                                            -------------------                             -------------------
Total from investment
   operations                                $            3.07                               $            2.32
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           10.58                               $            7.93
                                            ===================                             ===================

TOTAL RETURN *** :                                       40.94%                                          41.32%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             364                               $              12
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.00%                                           0.00%

============================================================================================================================


                                                 FIDELITY EQUITY-INCOME PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                  (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           11.51                               $            9.04
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.06                                            0.12
Net realized and unrealized
   gain (loss) on investment
   transactions                                           3.29                                            2.54
                                            -------------------                             -------------------
Total from investment
   operations                                $            3.35                               $            2.66
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           14.86                               $           11.70
                                            ===================                             ===================

TOTAL RETURN *** :                                       29.12%                                          29.42%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             979                               $           7,517
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.46%                                           1.83%




                                                  FIDELITY HIGH INCOME PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $            8.06                               $            7.31
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.69                                            0.72
Net realized and unrealized
   gain (loss) on investment
   transactions                                           1.41                                            1.21
                                            -------------------                             -------------------
Total from investment
   operations                                $            2.11                               $            1.93
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           10.16                               $            9.24
                                            ===================                             ===================

TOTAL RETURN *** :                                       26.16%                                          26.44%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              69                               $              54
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    8.60%                                           9.39%

============================================================================================================================

                                             FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           14.83                               $           13.42
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.45                                            0.48
Net realized and unrealized
   gain (loss) on investment
   transactions                                           0.18                                            0.13
                                            -------------------                             -------------------
Total from investment
   operations                                $            0.63                               $            0.60
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           15.46                               $           14.02
                                            ===================                             ===================

TOTAL RETURN *** :                                        4.22%                                           4.50%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $           3,450                               $               -
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    3.90%                                           4.39%





                                                   GOLDMAN SACHS MID CAP VALUE
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period or initial
   date of investment
   (February 2003)                           $           10.17                               $            9.62
                                            ===================                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.01)                                           0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                                           3.13                                            2.62
                                            -------------------                             -------------------
Total from investment
   operations                                $            3.12                               $            2.66
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           13.29                               $           12.28
                                            ===================                             ===================

TOTAL RETURN *** :                                       30.64%                                          27.60%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              17                               $           3,272
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.88%                                           0.98%

============================================================================================================================
                                              JANUS ASPEN SERIES BALANCED PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $            8.49                               $            8.32
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.10                                            0.13
Net realized and unrealized
   gain (loss) on investment
   transactions                                           1.00                                            0.98
                                            -------------------                             -------------------
Total from investment
   operations                                $            1.10                               $            1.11
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $            9.59                               $            9.43
                                            ===================                             ===================

TOTAL RETURN *** :                                       12.91%                                          13.33%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              74                               $             167
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    2.11%                                           2.14%





                                          JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           11.22                               $            7.59
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                                 -                                            0.06
Net realized and unrealized
   gain (loss) on investment
   transactions                                           2.56                                            1.71
                                            -------------------                             -------------------
Total from investment
   operations                                $            2.57                               $            1.76
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           13.78                               $            9.35
                                            ===================                             ===================

TOTAL RETURN *** :                                       22.89%                                          23.24%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $           1,562                               $             851
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.94%                                           1.37%


============================================================================================================================

                                                    MFS EMERGING GROWTH SERIES
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $            9.35                               $            5.95
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.10)                                          (0.04)
Net realized and unrealized
   gain (loss) on investment
   transactions                                           2.81                                            1.80
                                            -------------------                             -------------------
Total from investment
   operations                                $            2.71                               $            1.75
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           12.06                               $            7.70
                                            ===================                             ===================

TOTAL RETURN *** :                                       28.94%                                          29.42%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             296                               $             407
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.00%                                           0.00%





                                                     MFS TOTAL RETURN SERIES
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           14.00                                $          10.63
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.23                                            0.28
Net realized and unrealized
   gain (loss) on investment
   transactions                                           1.91                                            1.38
                                            -------------------                             -------------------
Total from investment
   operations                                $            2.14                               $            1.66
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           16.14                               $           12.29
                                            ===================                             ===================

TOTAL RETURN *** :                                       15.25%                                          15.60%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              59                               $             320
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    2.51%                                           3.16%

============================================================================================================================

                                             NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $            7.13                               $            7.74
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                                 -                                           (0.06)
Net realized and unrealized
   gain (loss) on investment
   transactions                                           2.41                                            2.72
                                            -------------------                             -------------------
Total from investment
   operations                                $            2.41                               $            2.65
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $            9.54                               $           10.39
                                            ===================                             ===================

TOTAL RETURN *** :                                       33.78%                                          34.29%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $               -                               $               -
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                       -                                               -





                                                       OCC EQUITY PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           10.43                               $            7.92
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.06                                            0.11
Net realized and unrealized
   gain (loss) on investment
   transactions                                           2.79                                            2.08
                                            -------------------                             -------------------
Total from investment
   operations                                $            2.86                               $            2.19
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           13.29                               $           10.11
                                            ===================                             ===================

TOTAL RETURN *** :                                       27.40%                                          27.71%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              18                               $               -
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.57%                                           2.07%

============================================================================================================================

                                                      OCC MANAGED PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           10.92                               $            9.17
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.10                                            0.15
Net realized and unrealized
   gain (loss) on investment
   transactions                                           2.14                                            1.76
                                            -------------------                             -------------------
Total from investment
   operations                                $            2.25                               $            1.91
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           13.17                               $           11.08
                                            ===================                             ===================

TOTAL RETURN *** :                                       20.58%                                          20.81%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              41                                $              2
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.83%                                           2.17%





                                                     OCC SMALL CAP PORTFOLIO
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

Net unit value, beginning
   of period                                 $           12.52                               $           12.07
                                            ===================                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.13)                                          (0.08)
Net realized and unrealized
   gain (loss) on investment
   transactions                                           5.30                                            5.11
                                            -------------------                             -------------------
Total from investment
   operations                                $            5.17                               $            5.03
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           17.69                               $           17.10
                                            ===================                             ===================

TOTAL RETURN *** :                                       41.30%                                          41.69%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $           1,210                               $              93
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.06%                                           0.06%


============================================================================================================================

                                            PIMCO VARIABLE INVESTMENT HIGH YIELD FUND
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           10.54                               $           10.95
                                            ===================                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.82                                            0.83
Net realized and unrealized
   gain (loss) on investment                                 -                                               -
   transactions                                           1.47                                            1.59
                                            -------------------                             -------------------
Total from investment
   operations                                $            2.29                               $            2.43
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           12.83                               $           13.38
                                            ===================                             ===================

TOTAL RETURN *** :                                       21.74%                                          22.16%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $               7                               $           9,304
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    8.16%                                           7.46%





                                              SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $            6.16                               $            5.32
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.25                                            0.27
Net realized and unrealized
   gain (loss) on investment
   transactions                                           1.73                                            1.47
                                            -------------------                             -------------------
Total from investment
   operations                                $            1.98                               $            1.74
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $            8.14                               $            7.06
                                            ===================                             ===================

TOTAL RETURN *** :                                       32.13%                                          32.62%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              27                               $               8
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    4.59%                                           5.15%


============================================================================================================================

                                                 SCUDDER VIT SMALL CAP INDEX FUND
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $            9.55                               $            8.99
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.02                                            0.05
Net realized and unrealized
   gain (loss) on investment
   transactions                                           4.29                                            4.05
                                            -------------------                             -------------------
Total from investment
   operations                                $            4.31                               $            4.09
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           13.86                               $           13.08
                                            ===================                             ===================

TOTAL RETURN *** :                                       45.11%                                          45.55%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              36                               $             385
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.07%                                           1.07%





                                              TEMPLETON INTERNATIONAL FUND - CLASS 1
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $            9.47                               $            7.77
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.07                                            0.11
Net realized and unrealized
   gain (loss) on investment
   transactions                                           2.89                                            2.36
                                            -------------------                             -------------------
Total from investment
   operations                                $            2.96                               $            2.47
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           12.43                               $           10.24
                                            ===================                             ===================

TOTAL RETURN *** :                                       31.30%                                          31.77%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $           1,136                               $           3,714
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.61%                                           1.96%

============================================================================================================================

                                         TIMESSQUARE VARIABLE PRODUCTSCORE PLUS BOND FUND
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           12.41                               $           12.70
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.78                                            0.81
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (0.04)                                          (0.02)
                                            -------------------                             -------------------
Total from investment
   operations                                $            0.74                               $            0.79
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           13.15                               $           13.49
                                            ===================                             ===================

TOTAL RETURN *** :                                        5.95%                                           6.26%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $           4,327                               $           8,374
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    7.03%                                           6.84%





                                         TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           12.23                               $           11.63
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.02)                                           0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (0.00)                                          (0.02)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (0.02)                              $            0.01
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           12.21                               $           11.64
                                            ===================                             ===================

TOTAL RETURN *** :                                       -0.20%                                           0.08%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $           4,152                               $           3,189
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.75%                                           0.79%

============================================================================================================================

                                         TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $           11.02                               $            8.09
                                            ===================                             ===================
Income from investment
   operations:
Net investment income (loss)                              0.13                                            0.18
Net realized and unrealized
   gain (loss) on investment
   transactions                                           2.85                                            2.03
                                            -------------------                             -------------------
Total from investment
   operations                                $            2.98                               $            2.21
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           14.00                               $           10.30
                                            ===================                             ===================

TOTAL RETURN *** :                                       27.04%                                          27.37%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $          26,635                               $          11,485
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    2.00%                                           2.69%





                                                VANGUARD VIF SMALL COMPANY GROWTH
                                                        December 31, 2003
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
Net unit value, beginning
   of period                                 $            9.77                               $            9.78
                                            ===================                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.11)                                          (0.07)
Net realized and unrealized
   gain (loss) on investment                              3.99                                            4.00
                                            -------------------                             -------------------
Total from investment
   operations                                $            3.88                               $            3.92
                                            -------------------                             -------------------

Net unit value, end of
   period                                    $           13.65                               $           13.70
                                            ===================                             ===================

TOTAL RETURN *** :                                       39.71%                                          40.11%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             480                               $           3,556
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.02%                                           0.02%

============================================================================================================================

                                                 ALGER AMERICAN GROWTH PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           16.78                               $            9.83
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.15)                                          (0.04)
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (5.49)                                          (3.25)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (5.64)                              $           (3.29)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           11.14                               $            6.54
                                            ===================                             ===================

TOTAL RETURN *** :                                      -33.59%                                         -33.50%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             481                               $           3,436
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.03%                                           0.04%



============================================================================================================================

                                              ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           19.01                               $           13.43
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.15)                                          (1.32)
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (5.59)                                          (2.71)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (5.74)                              $           (4.03)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           13.27                               $            9.40
                                            ===================                             ===================

TOTAL RETURN *** :                                      -30.21%                                         -30.00%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             499                               $             131
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.00%                                           0.00%







                                          ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           10.27                               $            7.65
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.10)                                          (4.02)
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (2.66)                                           1.98
                                            -------------------                             -------------------
Total from investment
   operations                                $           (2.76)                              $           (2.04)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $            7.51                               $            5.61
                                            ===================                             ===================

TOTAL RETURN *** :                                      -26.82%                                         -26.70%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             271                               $              21
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.00%                                           0.00%



============================================================================================================================

                                                 FIDELITY EQUITYINCOME PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           13.99                               $           10.95
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.03                                            0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (2.51)                                          (1.94)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (2.48)                              $           (1.91)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           11.51                               $            9.04
                                            ===================                             ===================

TOTAL RETURN *** :                                      -17.73%                                         -17.48%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             847                               $           3,687
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.11%                                           1.42%




                                                  FIDELITY HIGH INCOME PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $            7.86                               $            7.11
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.95                                           22.04
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (0.75)                                         (21.84)
                                            -------------------                             -------------------
Total from investment
   operations                                $            0.20                               $            0.20
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $            8.06                               $            7.31
                                            ===================                             ===================

TOTAL RETURN *** :                                        2.60%                                           2.78%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              87                               $              57
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                   12.01%                                          13.26%


============================================================================================================================

                                             FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           13.57                               $           12.24
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.41                                            0.32
Net realized and unrealized
   gain (loss) on investment
   transactions                                           0.85                                            0.86
                                            -------------------                             -------------------
Total from investment
   operations                                $            1.26                               $            1.18
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           14.83                               $           13.42
                                            ===================                             ===================

TOTAL RETURN *** :                                        9.30%                                           9.62%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $           3,527                               $               2
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    3.79%                                           4.19%





                                                   GOLDMAN SACHS MID CAP VALUE
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period or initial
   date of investment                        $              --        (September 2002)       $            9.32
                                            ===================                             ===================
Income from investment
   operations:
Net investment income (loss)                                                                              0.09
Net realized and unrealized
   gain (loss) on investment
   transactions                                             --                                            0.21
                                            -------------------                             -------------------
Total from investment
   operations                                $              --                               $            0.30
                                            -------------------                             -------------------
Net asset value, end of
   period                                    $              --                               $            9.62
                                            ===================                             ===================

TOTAL RETURN *** :                                          --                                            3.25%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              --                               $           1,482
Ratio to average net assets:
   Expenses **                                              --                                            0.65%
   Investment Income *                                      --                                            4.90%


============================================================================================================================

                                              JANUS ASPEN SERIES BALANCED PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $            9.16                               $            8.95
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.12                                            0.16
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (0.79)                                          (0.79)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (0.67)                              $           (0.63)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $            8.49                               $            8.32
                                            ===================                             ===================

TOTAL RETURN *** :                                       -7.32%                                          -7.05%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             111                               $             123
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    2.69%                                           2.75%







                                          JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           15.20                                $          10.26
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.05)                                           0.06
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (3.93)                                          (2.73)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (3.98)                              $           (2.67)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           11.22                               $            7.59
                                            ===================                             ===================

TOTAL RETURN *** :                                      -26.18%                                         -25.98%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $           1,956                               $             779
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.59%                                           0.87%



============================================================================================================================

                                                    MFS EMERGING GROWTH SERIES
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           14.24                               $            9.04
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.13)                                          (0.05)
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (4.76)                                          (3.04)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (4.89)                              $           (3.09)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $            9.35                               $            5.95
                                            ===================                             ===================

TOTAL RETURN *** :                                      -34.31%                                         -34.19%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             571                               $             337
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.00%                                           0.00%






                                                     MFS TOTAL RETURN SERIES
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           14.91                               $           11.29
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.09                                            0.13
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (1.00)                                          (0.79)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (0.91)                              $           (0.66)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           14.00                               $           10.63
                                            ===================                             ===================

TOTAL RETURN *** :                                       -6.10%                                          -5.85%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             595                               $             279
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.57%                                           2.07%

============================================================================================================================

                                             NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period or initial
   date of investment                        $            9.49         (January 2002)        $           10.00
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                                --                                           (0.11)
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (2.36)                                          (2.15)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (2.36)                              $           (2.26)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $            7.13                               $            7.74
                                            ===================                             ===================

TOTAL RETURN *** :                                      -24.87%                                         -22.56%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              --                               $               4
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                      --                                            0.00%





                                                       OCC EQUITY PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           13.40                               $           10.14
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                             (0.01)                                           0.04
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (2.96)                                          (2.26)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (2.97)                              $           (2.22)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           10.43                               $            7.92
                                            ===================                             ===================

TOTAL RETURN *** :                                      -22.15%                                         -21.92%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             219                               $              14
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.86%                                           1.13%


============================================================================================================================

                                                      OCC MANAGED PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           13.26                               $           11.09
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.18                                            0.20
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (2.52)                                          (2.12)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (2.34)                              $           (1.92)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           10.92                               $            9.17
                                            ===================                             ===================

TOTAL RETURN *** :                                      -17.66%                                         -17.31%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              63                               $               2
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    2.20%                                           2.62%






                                                     OCC SMALL CAP PORTFOLIO
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           16.13                               $           15.50
                                            ===================                             ===================
Income from investment
   operations:
Net investment income (loss)                             (0.13)                                          (0.06)
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (3.48)                                          (3.37)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (3.61)                              $           (3.43)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           12.52                               $           12.07
                                            ===================                             ===================

TOTAL RETURN *** :                                      -22.38%                                         -22.13%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $           1,098                               $             131
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.07%                                           0.07%


============================================================================================================================

                                            PIMCO VARIABLE INVESTMENT HIGH YIELD FUND
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period or initial
   date of investment
   (August 2002)                             $           10.02         (October 2002)        $           10.17
                                            ===================                             ===================
Income from investment
   operations:
Net investment income (loss)                              0.19                                            0.15
Net realized and unrealized
   gain (loss) on investment
   transactions                                           0.33                                            0.63
                                            -------------------                             -------------------
Total from investment
   operations                                $            0.52                               $            0.78
                                            -------------------                             -------------------
Net asset value, end of
   period                                    $           10.54                               $           10.95
                                            ===================                             ===================

TOTAL RETURN *** :                                        5.23%                                           7.72%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             299                               $           4,784
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    7.08%                                           6.90%






                                              SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $            7.93                               $            6.84
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.02                                            0.27
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (1.79)                                          (1.79)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (1.77)                              $           (1.52)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $            6.16                               $            5.32
                                            ===================                             ===================

TOTAL RETURN *** :                                      -22.34%                                         -22.25%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              25                               $               2
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.27%                                           1.47%



============================================================================================================================

                                                 SCUDDER VIT SMALL CAP INDEX FUND
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           12.14                               $           11.40
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.04                                            0.02
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (2.63)                                          (2.43)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (2.59)                              $           (2.41)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $            9.55                               $            8.99
                                            ===================                             ===================

TOTAL RETURN *** :                                      -21.33%                                         -21.18%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              58                               $             198
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.17%                                           1.25%





                                               TEMPLETON INTERNATIONAL FUND CLASS 1
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           11.72                               $            9.59
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.04                                            0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (2.29)                                          (1.85)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (2.25)                              $           (1.82)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $            9.47                               $            7.77
                                            ===================                             ===================

TOTAL RETURN *** :                                      -19.20%                                         -18.93%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $             620                               $           1,733
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.25%                                           1.53%


============================================================================================================================

                                        TIMESSQUARE VARIABLE PRODUCTS CORE PLUS BOND FUND
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           11.53                               $           11.76
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.43                                            0.39
Net realized and unrealized
   gain (loss) on investment
   transactions                                           0.45                                            0.55
                                            -------------------                             -------------------
Total from investment
   operations                                $            0.88                               $            0.94
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           12.41                               $           12.70
                                            ===================                             ===================

TOTAL RETURN *** :                                        7.64%                                           7.96%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $           4,938                               $           5,901
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    4.96%                                           4.85%





                                         TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------
PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           12.17                               $           11.54
                                            -------------------                             -------------------
Income from investment
   operations:
Net investment income (loss)                              0.05                                            0.09
Net realized and unrealized
   gain (loss) on investment
   transactions                                           0.01                                            0.00
                                            -------------------                             -------------------
Total from investment
   operations                                $            0.06                               $            0.09
                                            -------------------                             -------------------
Net asset value, end of
   period                                    $           12.23                               $           11.63
                                            ===================                             ===================

TOTAL RETURN *** :                                        0.53%                                           0.75%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $           9,286                               $           1,740
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.39%                                           1.46%


============================================================================================================================

                                         TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                                 $           14.35                               $           10.50
                                            ===================                             ===================
Income from investment
   operations:
Net investment income (loss)                              0.06                                            0.12
Net realized and unrealized
   gain (loss) on investment
   transactions                                          (3.39)                                          (2.53)
                                            -------------------                             -------------------
Total from investment
   operations                                $           (3.33)                              $           (2.41)
                                            -------------------                             -------------------

Net asset value, end of
   period                                    $           11.02                               $            8.09
                                            ===================                             ===================

TOTAL RETURN *** :                                      -23.17%                                         -22.91%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $          20,776                               $           6,839
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    1.42%                                           1.94%





                                                VANGUARD VIF SMALL COMPANY GROWTH
                                                        December 31, 2002
                                                       FINANCIAL HIGHLIGHTS
                                Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                                 (RVUL 1)                                        (RVUL 2)
                                            -------------------                             -------------------

PER SHARE OPERATING
PERFORMANCE (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period or initial
   date of investment
   (September 2002)                          $            9.28        (September 2002)       $            9.29
                                            ===================                             ===================
Income from investment
   operations:
Net investment income (loss)                             (0.03)                                          (0.01)
Net realized and unrealized
   gain (loss) on investment
   transactions                                           0.52                                            0.50
                                            -------------------                             -------------------
Total from investment
   operations                                $            0.49                               $            0.49
                                            -------------------                             -------------------
Net asset value, end of
   period                                    $            9.77                               $            9.78
                                            ===================                             ===================
TOTAL RETURN *** :                                        5.31%                                           5.28%

SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                                   $              11                               $           1,587
Ratio to average net assets:
   Expenses **                                            0.95%                                           0.65%
   Investment Income *                                    0.00%                                           0.00%

============================================================================================================================

                                           ALGER AMERICAN GROWTH PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the
period):

Net asset value, beginning
   of period                           $               19.21                             $             $ 11.22
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                           (0.12)                                            (0.04)
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (2.31)                                            (1.35)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (2.43)                            $               (1.39)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               16.78                             $                9.83
                                      =======================                           =======================

TOTAL RETURN *** :                                    -12.65%                                           -12.39%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                 811                             $               3,040
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  0.25%                                             0.25%

=====================================================================================================================

                                        ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               20.53                             $               14.47
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                           (0.18)                                            (0.09)
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (1.34)                                            (0.95)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (1.52)                            $               (1.04)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               19.01                             $               13.43
                                      =======================                           =======================

TOTAL RETURN *** :                                     -7.40%                                            -7.19%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                 702                             $               2,546
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  0.00%                                             0.00%




                                    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998               Contracts sold after April 30, 1998
                                            (RVUL 1)                                         (RVUL 2)
                                      ----------------------                           ----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $              14.71                             $              10.92
                                      ----------------------                           ----------------------
Income from investment
   operations:
Net Investment Income (loss)                          (0.10)                                           (0.05)
Net realized and unrealized
   gain (loss) on investment
   transactions                                       (4.34)                                           (3.22)
                                      ----------------------                           ----------------------
Total from investment
   operations                          $              (4.44)                            $              (3.27)
                                      ----------------------                           ----------------------

Net asset value, end of
   period                              $              10.27                             $               7.65
                                      ======================                           ======================

TOTAL RETURN *** :                                   -30.18%                                          -29.95%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                346                             $              1,762
Ratio to average net assets:
   Expenses **                                         0.95%                                            0.65%
   Investment Income *                                 0.06%                                            0.06%

=====================================================================================================================

                                           FIDELITY EQUITY-INCOME PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998               Contracts sold after April 30, 1998
                                            (RVUL 1)                                         (RVUL 2)
                                      ----------------------                           ----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $              14.86                             $              11.60
                                      ----------------------                           ----------------------
Income from investment
   operations:
Net Investment Income (loss)                           0.09                                             0.10
Net realized and unrealized
   gain (loss) on investment
   transactions                                       (0.96)                                           (0.75)
                                      ----------------------                           ----------------------
Total from investment
   operations                          $              (0.87)                            $              (0.65)
                                      ----------------------                           ----------------------

Net asset value, end of
   period                              $              13.99                             $              10.95
                                      ======================                           ======================

TOTAL RETURN *** :                                    -5.85%                                           -5.60%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $              1,696                             $                330
Ratio to average net assets:
   Expenses **                                         0.95%                                            0.65%
   Investment Income *                                 1.57%                                            1.57%





                                            FIDELITY HIGH INCOME PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $                8.99                             $                8.11
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                            0.95                                              0.85
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (2.08)                                            (1.85)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (1.13)                            $               (1.00)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $                7.86                             $                7.11
                                      =======================                           =======================

TOTAL RETURN *** :                                    -12.57%                                           -12.33%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                 113                             $               1,021
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                 11.78%                                            11.78%

=====================================================================================================================

                                       FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               12.63                             $               11.36
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                            0.74                                              0.68
Net realized and unrealized
   gain (loss) on investment
   transactions                                         0.20                                              0.20
                                      -----------------------                           -----------------------
Total from investment
   operations                          $                0.94                             $                0.88
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               13.57                             $               12.24
                                      =======================                           =======================

TOTAL RETURN *** :                                      7.44%                                             7.75%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $               3,274                             $                   -
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  6.53%                                             6.53%





                                        JANUS ASPEN SERIES BALANCED PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $                9.70                             $                9.45
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                            0.17                                              0.19
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (0.71)                                            (0.69)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (0.54)                            $               (0.50)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $                9.16                             $                8.95
                                      =======================                           =======================

TOTAL RETURN *** :                                     -5.57%                                            -5.29%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                 107                             $                  73
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  2.72%                                             2.72%


                                    JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               19.79                             $               13.31
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                           (0.08)                                            (0.02)
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (4.51)                                            (3.03)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (4.59)                            $               (3.05)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               15.20                             $               10.26
                                      =======================                           =======================

TOTAL RETURN *** :                                    -23.19%                                           -22.92%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $               2,855                             $               3,028
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  0.47%                                             0.47%




                                              MFS EMERGING GROWTH SERIES
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               21.62                             $               13.69
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                           (0.15)                                            (0.06)
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (7.23)                                            (4.59)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (7.38)                            $               (4.65)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               14.24                             $                9.04
                                      =======================                           =======================

TOTAL RETURN *** :                                    -34.14%                                           -33.97%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                 971                             $                 582
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  0.00%                                             0.00%

=====================================================================================================================

                                               MFS TOTAL RETURN SERIES
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               15.01                             $               11.33
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                            0.29                                              0.23
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (0.39)                                            (0.27)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (0.10)                            $               (0.04)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               14.91                             $               11.29
                                      =======================                           =======================

TOTAL RETURN *** :                                     -0.67%                                            -0.35%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                 636                             $                 216
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  2.75%                                             2.75%




                                       NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $                9.86                             $                   -
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                           (0.03)                                                -
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (0.34)                                                -
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (0.37)                            $                   -
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $                9.49                             $                   -
                                      =======================                           =======================

TOTAL RETURN *** :                                     -3.75%                                                -


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                   5                             $                   -
Ratio to average net assets:
   Expenses **                                          0.95%                                                -
   Investment Income *                                  0.62%                                                -

=====================================================================================================================

                                                 OCC EQUITY PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               14.55                             $               10.98
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                           (0.04)                                                -
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (1.11)                                            (0.84)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (1.15)                            $               (0.84)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               13.40                             $               10.14
                                      =======================                           =======================

TOTAL RETURN *** :                                     -7.90%                                            -7.65%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                 325                             $                  11
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  0.64%                                             0.64%




                                                OCC MANAGED PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               14.08                             $               11.74
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                            0.08                                              0.09
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (0.90)                                            (0.74)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (0.82)                            $               (0.65)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               13.26                             $               11.09
                                      =======================                           =======================

TOTAL RETURN *** :                                     -5.82%                                            -5.54%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                 106                             $                   2
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  1.37%                                             1.37%

=====================================================================================================================

                                          OCC SMALL CAPITALIZATION PORTFOLIO
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               15.03                             $               14.40
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                           (0.02)                                             0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                                         1.12                                              1.07
                                      -----------------------                           -----------------------
Total from investment
   operations                          $                1.10                             $                1.10
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               16.13                             $               15.50
                                      =======================                           =======================

TOTAL RETURN *** :                                      7.32%                                             7.64%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $               1,228                             $                  74
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  0.83%                                             0.83%




                                         SCUDDER VIT EAFE(R)EQUITY INDEX FUND
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               10.64                             $                9.14
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                           (0.09)                                            (0.05)
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (2.62)                                            (2.25)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (2.71)                            $               (2.30)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $                7.93                             $                6.84
                                      =======================                           =======================

TOTAL RETURN *** :                                    -25.47%                                           -25.16%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                   -                             $                  17
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  0.00%                                             0.00%

=====================================================================================================================

                                     SCUDDER VIT SMALL CAPITALIZATION INDEX FUND
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               12.01                             $               11.24
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                           (0.10)                                            (0.05)
Net realized and unrealized
   gain (loss) on investment
   transactions                                         0.23                                              0.21
                                      -----------------------                           -----------------------
Total from investment
   operations                          $                0.13                             $                0.16
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               12.14                             $               11.40
                                      =======================                           =======================

TOTAL RETURN *** :                                      1.08%                                             1.42%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                   -                             $                   7
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  0.09%                                             0.09%



                                        TEMPLETON INTERNATIONAL FUND - CLASS 1
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               14.04                             $               11.46
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                            0.23                                              0.22
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (2.55)                                            (2.09)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (2.32)                            $               (1.87)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               11.72                             $                9.59
                                      =======================                           =======================

TOTAL RETURN *** :                                    -16.52%                                           -16.32%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $                 688                             $                 183
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  2.71%                                             2.71%

=====================================================================================================================

                                  TIMESSQUARE VARIABLE PRODUCTS CORE PLUS BOND FUND
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               10.67                             $               10.86
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                            1.09                                              1.14
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (0.23)                                            (0.24)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $                0.86                             $                0.90
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               11.53                             $               11.76
                                      =======================                           =======================

TOTAL RETURN *** :                                      8.06%                                             8.29%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $               4,472                             $               2,966
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                 10.67%                                            10.67%




                                   TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               11.85                             $               11.20
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                            0.32                                              0.34
Net realized and unrealized
   gain (loss) on investment
   transactions                                         0.00                                              0.00
                                      -----------------------                           -----------------------
Total from investment
   operations                          $                0.32                             $                0.34
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               12.17                             $               11.54
                                      =======================                           =======================

TOTAL RETURN *** :                                      2.70%                                             3.04%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $               9,098                             $                 998
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  3.57%                                             3.57%

=====================================================================================================================

                                   TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
                                                  December 31, 2001
                                                 FINANCIAL HIGHLIGHTS
                                 Contracts sold before May 1, 1998                Contracts sold after April 30, 1998
                                             (RVUL 1)                                          (RVUL 2)
                                      -----------------------                           -----------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
   of period                           $               16.50                             $               12.04
                                      -----------------------                           -----------------------
Income from investment
   operations:
Net Investment Income (loss)                            0.03                                              0.06
Net realized and unrealized
   gain (loss) on investment
   transactions                                        (2.18)                                            (1.60)
                                      -----------------------                           -----------------------
Total from investment
   operations                          $               (2.15)                            $               (1.54)
                                      -----------------------                           -----------------------

Net asset value, end of
   period                              $               14.35                             $               10.50
                                      =======================                           =======================

TOTAL RETURN *** :                                    -13.03%                                           -12.79%


SUPPLEMENTAL DATA:
Net assets, end of period
   (000's)                             $              24,503                             $               6,028
Ratio to average net assets:
   Expenses **                                          0.95%                                             0.65%
   Investment Income *                                  1.17%                                             1.17%
